UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-04653

The American Funds Tax-Exempt Series I

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive,

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: July 31

Date of reporting period: January 31, 2013

Jennifer L. Butler

The American Funds Tax-Exempt Series I

6455 Irvine Center Drive

Irvine, California 92618

(Name and Address of Agent for Service)

Copies to:

Robert W. Helm

Dechert LLP

1900 K Street, NW

Washington, DC 20006

(Counsel for the Registrant)

ITEM 1 – Reports to Stockholders

The Tax-Exempt Fund of Maryland seeks a high level of current income exempt from regular federal and Maryland state income taxes. Additionally, the Fund seeks to preserve capital.

The Tax-Exempt Fund of Virginia seeks a high level of current income exempt from regular federal and Virginia state income taxes. Additionally, the Fund seeks to preserve capital.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 3.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended December 31, 2012 (the most recent calendar quarter-end):

Class A shares	1 year	5 years	10 years
Reflecting 3.75% maximum sales charge
The Tax-Exempt Fund of Maryland	1.79%	4.10%	3.66%
The Tax-Exempt Fund of Virginia	1.69%	4.25%	3.65%
At net asset value
The Tax-Exempt Fund of Maryland	5.78%	4.90%	4.06%
The Tax-Exempt Fund of Virginia	5.65%	5.05%	4.05%

The total annual Fund operating expense ratios were 0.67% for The Tax-Exempt Fund of Maryland and 0.66% for The Tax-Exempt Fund of Virginia for Class A shares as of the prospectus dated October 1, 2012.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers, without which results would have been lower. Visit americanfunds.com for more information.

Results for other share classes can be found on pages 44 and 45.

All investments are subject to certain risks. The value of shares of the Funds will fluctuate as interest rates change. Bond funds carry the risks of the securities in which they invest, such as inflation, interest rate fluctuations and credit or default risk. The return of principal in bond funds is not guaranteed. Additionally, each Fund is more susceptible to factors adversely affecting issuers of its state’s tax-exempt securities than a more widely diversified municipal bond fund. Bond ratings, which typically range from Aaa/AAA (highest) to D (lowest), are assigned by credit rating agencies such as Moody’s, Standard & Poor’s and/or Fitch as an indication of an issuer’s creditworthiness. Income may be subject to federal alternative minimum taxes. Certain other income, as well as capital gain distributions, may be taxable. Refer to the Fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the Funds.

Cover: Chesapeake Bay Bridge, © An Van de Wal, used under license from Shutterstock.com.

Dear investors:

For the six-month period ended January 31, 2013, The Tax-Exempt Fund of Maryland and The Tax-Exempt Fund of Virginia had total returns of 1.56% and 1.33%, respectively, with all dividends reinvested. The Maryland Fund distributed tax-free income dividends of approximately 26 cents a share, and the Virginia Fund also approximately 26 cents a share. Neither Fund made capital gain distributions.

Over the course of the past six months, municipal bonds continued to provide steady returns and attractive yields as investors were drawn to their tax-exempt status ahead of expected tax increases. Those bonds with higher yields have tended to do better, which has benefited Maryland slightly more than Virginia.

During the period, the Maryland Fund’s tax-exempt income return, with dividends reinvested, was 1.57%, which is equivalent to a 2.65% taxable return if you are in the highest combined federal, state and local tax bracket of 40.82%. If you took your dividends in cash, your income return was 1.56%, the equivalent of a 2.64% taxable income return.

For the same period, the Virginia Fund’s tax-exempt income return, with dividends reinvested, was 1.51%, which is equivalent to a 2.46% taxable return if you are in the highest combined federal and state tax bracket of 38.74%. If you took your dividends in cash, your income return was 1.50%, the equivalent of a 2.45% taxable income return.

The table below highlights the Funds’ average annual total returns for Class A shares at net asset value over longer periods and compares them with their respective indexes -- the Barclays Maryland Municipal Index and the Barclays Virginia Municipal Index -- and peer-group averages -- the Lipper Maryland Municipal Debt Funds Average and the Lipper Virginia Municipal Debt Funds Average. The market indexes are unmanaged and their results do not include expenses.

For periods ended January 31, 2013
with all distributions reinvested	1 year	5 years	10 years
The Tax-Exempt Fund of Maryland -- Class A shares	3.96%	4.68%	4.14%
Barclays Maryland Municipal Index*	3.25	5.15	4.69
Lipper Maryland Municipal Debt Funds Average	4.34	4.67	4.06
The Tax-Exempt Fund of Virginia -- Class A shares	3.79	4.80	4.17
Barclays Virginia Municipal Index*	3.67	5.22	4.88
Lipper Virginia Municipal Debt Funds Average	4.79	4.52	4.28

* The market indexes are unmanaged and, therefore, have no expenses.

The national economy and financial markets

Concerns about the presidential election and fiscal policy matters -- the fiscal cliff of automatic spending cuts and expiring tax breaks, as well as the need to raise the debt ceiling -- weighed on investor confidence during much of the period. After President Obama was re-elected, he and House Speaker John Boehner pledged to work together to avoid the fiscal cliff; but both parties failed to find common ground, and numerous proposals were floated and rejected. Rating agency Fitch said that the U.S. risked losing its AAA status if it could not devise a plan to avoid the cliff and raise the debt ceiling. After a rare New Year’s Day session, Congress sent legislation to President Obama that increased income taxes on high earners while preserving Bush-era tax cuts for most households, among other features. Relief over the partial deal helped dispel the cloud over the market. Lawmakers also delayed the implementation of automatic spending cuts -- known as sequestration -- until March and lifted the debt ceiling through May, buying additional time to negotiate.

In a possible preview of the economic impact of sequestration, U.S. GDP only increased at an annual rate of 0.1% in the fourth quarter. Unemployment had fallen to 7.8% by December 2012, the lowest level in nearly four years. The Federal Reserve left short-term interest rates unchanged at its January rate-setting meeting and said it would continue its unconventional bond-buying programs. In January, the Fed started open-ended monthly purchases of $45 billion of long-term Treasury bonds. Between the new Treasury purchases and the plan announced in September to buy mortgage-backed securities, the central bank intends to inject at least $85 billion monthly into bond markets in 2013. The Fed further said it would maintain interest rates at near zero until unemployment falls below 6.5% -- the first time it has explicitly tied rates to an economic milestone.

Maryland and Virginia economies

The recession of 2008 and 2009 did not hit Maryland and Virginia as badly as many other states, primarily due to the stability provided by their strong economic ties to the federal government in nearby Washington, D.C. However, these ties could end up hurting their economies as political pressure has increased to cut federal spending and sequestration is implemented. For now, the economies of both states continue to grow, and their unemployment rates as of December 31, 2012 -- 6.6% for Maryland and 5.5% for Virginia -- remain well below the national rate of 7.8%. Nationally, Maryland ranked fifth and Virginia eighth in per capita personal income for 2011 (revised).

The recession and slow growth have hurt tax bases (particularly income and property taxes) in both states, but for the most part, the state governments have managed their budget problems successfully, albeit in different ways. The rating agencies continue to rank each state’s general obligation bonds AAA, the highest level possible; however, Moody’s has said that if the federal government’s rating is downgraded, Maryland and Virginia would be among the states also facing downgrades.

The Funds’ portfolios

Both Funds continue to hold a very high percentage of high-quality, investment-grade bonds rated BBB or better (Maryland, 87.1%, and Virginia, 88.5%). Compared with recent years, the Funds have increased the percentage of holdings that mature in 10 years or less, while reducing holdings in longer term bonds. The average life of the Funds’ holdings is 5.5 years for Maryland an 5.9 years for Virginia as of January 31, 2013, making the Funds somewhat less sensitive to potential interest rate increases compared to recent years.

The portfolios continue to be conservatively positioned and broadly diversified among various sectors, with managers favoring revenue bonds over general obligation bonds, particularly in the area of infrastructure. The large investments in hospital bonds have also done well as they have tended to yield more than similarly rated credits. Exposure to higher education systems has helped the Funds, especially larger institutions that have stronger ratings than many smaller colleges. Bonds for student housing at state universities also have been an important investment area, providing a source of high yields. In general, the housing recovery has benefited the portfolios, including tax assessment bonds, which should continue to do well as the real estate market rebounds.

Going forward

A relatively strong municipal bond market is reflected in the returns of the past six months for the Maryland and Virginia Funds. As bond prices rose through most of this reporting period, yields have fallen. With yields so low, the high total returns offered by municipal bonds over recent years cannot continue indefinitely. We also remain mindful of the possible risk posed to the Funds’ results, should the economic recovery strengthen and interest rates rise sharply. Uncertainty around the direction of tax and fiscal policy represents another risk. Political tensions around the federal debt ceiling or budget-related matters could lead to heightened volatility. Despite these possible challenges, we believe the Funds are well positioned and can provide steady tax-exempt income for their investors.

Finally, we wanted to inform you of a recent development as it relates to the Maryland and Virginia Funds. In December of this past year, Capital Research and Management Company (CRMC) acquired Washington Management Corporation and assumed responsibility for providing business management administrative services for the Funds. CRMC will continue to oversee investment management and security selection of the Funds’ holdings. As a result of this acquisition, James H. Lemon, Jr. has retired as a trustee after serving on the board since the Funds’ inception in 1986. We are particularly grateful to Mr. Lemon for his efforts to launch the Funds and his many years of outstanding service and dedication to the Funds and their shareholders. The board elected Paul F. Roye of CRMC to replace him as vice chairman. Brenda S. Ellerin, the principal investment officer for the Funds, replaced Jeffrey L. Steele of Washington Management as president.

If you have any questions or comments, please do not hesitate to contact us.

Sincerely,

Paul F. Roye

Vice Chairman of the Board

Brenda S. Ellerin

President

March 21, 2013

For current information about the Funds, visit americanfunds.com.

The Funds’ 30-day yields for Class A shares as of February 28, 2013, calculated in accordance with the U.S. Securities and Exchange Commission (SEC) formula, were 1.58% for The Tax-Exempt Fund of Maryland and 1.54% for The Tax-Exempt Fund of Virginia. (For investors in the 40.82% Maryland tax bracket and the 38.74% Virginia tax bracket, this is equivalent to taxable yields of 2.67% for The Tax-Exempt Fund of Maryland and 2.51% for The Tax-Exempt Fund of Virginia.) The Funds’ 12-month distribution rates for Class A shares as of that date were 3.01% and 2.95%, respectively. All figures reflect the 3.75% maximum sales charge. The SEC yield reflects the rate at which each Fund is earning income on its current portfolio of securities while the distribution rate reflects each Fund’s past dividends paid to shareholders. Accordingly, the Funds’ SEC yields and distribution rates may differ.

The Tax-Exempt Fund of Maryland

Summary investment portfolio January 31, 2013 unaudited

The following summary investment portfolio is designed to streamline the report and help investors better focus on the Fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

Quality ratings*:	Percent of net assets
Aaa/AAA	31.2%
Aa/AA	21.6
A/A	22.5
Baa/BBB or less	12.6
Unrated	7.2
Short-term securities and other assets less liabilities	4.9

Maturity diversification[1]: Percent of net assets
Under a year	10.5%
1 to 5 years	36.7
5+ to 10 years	49.1
10+ to 20 years	1.8
20+ to 30 years	1.9

Average life 5.5 years

* Bond ratings, which typically range from Aaa/AAA (highest) to D (lowest), are assigned by credit rating agencies such as Moody’s, Standard & Poor’s and/or Fitch as an indication of an issuer’s creditworthiness. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the Fund’s investment policies. Securities in the “unrated” category (above) have not been rated by a rating agency; however, the investment adviser performs its own credit analysis and assigns comparable ratings that are used for compliance with the Fund’s investment policies.

1 Maturity is measured using average life, which reflects the potential impact of call options. Securities are included at prerefunded dates, not maturity dates.

Bonds & notes -- 95.05%	Principal amount (000)	Value (000)	Percent of net assets
Maryland -- 86.31%
State issuers -- 47.26%
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2006-F, AMT, 6.00% 2039	$1,170	$1,230
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series I, AMT, 6.00% 2041	615	646
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Ref. Bonds, Series D, AMT, 4.65% 2022	1,000	1,053
Community Dev. Administration, Dept. of Housing and Community Dev., Single Family Housing Rev. Bonds, Series 2011-B, 4.00% 2027	1,650	1,758	1.21%
Econ. Dev. Corp., Student Housing Rev. Bonds (Towson University Project), Series 2007-A, 5.25% 2024	1,000	1,089
Econ. Dev. Corp., Student Housing Rev. Bonds (Towson University Project), Series 2007-A, 5.25% 2037	3,265	3,450
Econ. Dev. Corp., Student Housing Rev. Bonds (Towson University Project), Series 2012, 5.00% 2027	700	792
Econ. Dev. Corp., Student Housing Rev. Bonds (Towson University Project), Series 2012, 5.00% 2029	250	280	1.45
Econ. Dev. Corp., Student Housing Rev. Bonds (University of Maryland, College Park Projects), Series 2008, 5.80% 2038	3,000	3,278
Econ. Dev. Corp., Student Housing Rev. Bonds (University of Maryland, College Park Projects), Series 2008, 5.875% 2043	1,000	1,084
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (University of Maryland, College Park Projects), Series 2006, Assured Guaranty insured, 5.00% 2020	1,000	1,069
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (University of Maryland, College Park Projects), Series 2006, Assured Guaranty insured, 5.00% 2021	1,000	1,064
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (University of Maryland, College Park Projects), Series 2006, Assured Guaranty insured, 5.00% 2026	1,000	1,045
Econ. Dev. Corp., Utility Infrastructure Rev. Ref. Bonds (University of Maryland, College Park Project), Series 2011, 5.00% 2018	3,000	3,489	2.84
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (Morgan State University Project), Series 2012, 5.00% 2034	2,000	2,158
Morgan State University, Public Higher Education Institution of the State of Maryland, Academic Fees and Auxiliary Facs. Fees Rev. Ref. Bonds, Series 2012, 5.00% 2021	230	281
Morgan State University, Public Higher Education Institution of the State of Maryland, Academic Fees and Auxiliary Facs. Fees Rev. Ref. Bonds, Series 2012, 5.00% 2022	360	443
Morgan State University, Public Higher Education Institution of the State of Maryland, Academic Fees and Auxiliary Facs. Fees Rev. Ref. Bonds, Series 2012, 5.00% 2023	320	389
Morgan State University, Public Higher Education Institution of the State of Maryland, Academic Fees and Auxiliary Facs. Fees Rev. Ref. Bonds, Series 2012, 5.00% 2024	600	725
Morgan State University, Public Higher Education Institution of the State of Maryland, Academic Fees and Auxiliary Facs. Fees Rev. Ref. Bonds, Series 2012, 5.00% 2028	300	357
Morgan State University, Public Higher Education Institution of the State of Maryland, Academic Fees and Auxiliary Facs. Fees Rev. Ref. Bonds, Series 2012, 5.00% 2030	150	177
Morgan State University, Public Higher Education Institution of the State of Maryland, Academic Fees and Auxiliary Facs. Fees Rev. Ref. Bonds, Series 2012, 5.00% 2032	225	263	1.24
G.O. Bonds, State and Local Facs. Loan of 2008, Second Series, 5.00% 2021	2,000	2,416
G.O. Bonds, State and Local Facs. Loan of 2009, First Series A, 5.00% 2024	1,000	1,154
G.O. Bonds, State and Local Facs. Loan of 2009, Second Series B, 5.00% 2020	3,000	3,710
G.O. Bonds, State and Local Facs. Loan of 2011, Second Series B, 5.00% 2020	2,500	3,089
G.O. Bonds, State and Local Facs. Loan of 2011, Second Series B, 5.00% 2023	3,000	3,650
G.O. Capital Improvement Bonds, State and Local Facs. Loan of 2003, First Series A, 5.25% 2016	1,500	1,718
G.O. Ref. Bonds, State and Local Facs. Loan of 2010, First Series B, 5.00% 2022	2,000	2,455	4.69
Health and Higher Educational Facs. Auth., Rev. Bonds (Carroll Hospital Center Issue), Series 2006, 4.50% 2026	1,000	1,045
Health and Higher Educational Facs. Auth., Rev. Bonds (Carroll Hospital Center Issue), Series 2006, 5.00% 2036	1,500	1,581
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Carroll Hospital Center Issue), Series 2012-A, 5.00% 2037	1,500	1,662	1.11
Health and Higher Educational Facs. Auth., Rev. Bonds (Johns Hopkins University Issue), Series 2008-A, 5.00% 2018	2,000	2,423.62
Health and Higher Educational Facs. Auth., Rev. Bonds (LifeBridge Health Issue), Series 2011, 5.50% 2026	700	822
Health and Higher Educational Facs. Auth., Rev. Bonds (LifeBridge Health Issue), Series 2011, 5.75% 2031	2,000	2,373
Health and Higher Educational Facs. Auth., Rev. Bonds (LifeBridge Health Issue), Series 2011, 6.00% 2025	425	521
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (LifeBridge Health Issue), Series 2008, Assured Guaranty insured, 4.75% 2038	1,000	1,046
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (LifeBridge Health Issue), Series 2008, Assured Guaranty insured, 5.00% 2020	2,710	3,060
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (LifeBridge Health Issue), Series 2008, Assured Guaranty insured, 5.00% 2028	1,000	1,087	2.30
Health and Higher Educational Facs. Auth., Rev. Bonds (Medlantic/Helix Issue), Series 1998-B, AMBAC insured, 5.25% 2038	4,040	5,011
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (MedStar Health Issue), Series 2004, 5.50% 2033	1,000	1,058
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (MedStar Health Issue), Series 2004, 5.75% 2014	1,845	1,983
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (MedStar Health Issue), Series 2004, 5.75% 2015	1,000	1,072
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (MedStar Health Issue), Series 2004, 5.75% 2016	3,500	3,740
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (MedStar Health Issue), Series 2011, 5.00% 2031	1,000	1,129	3.61
Health and Higher Educational Facs. Auth., Rev. Bonds (Mercy Medical Center Issue), Series 2007-A, 5.00% 2032	4,000	4,176
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Mercy Medical Center Issue), Series 1996, Assured Guaranty Municipal insured, 6.50% 2013	380	390
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Mercy Medical Center Issue), Series 2012, 5.00% 2031	1,000	1,102	1.46
Health and Higher Educational Facs. Auth., Rev. Bonds (Peninsula Regional Medical Center Issue), Series 2006, 5.00% 2016	1,200	1,340
Health and Higher Educational Facs. Auth., Rev. Bonds (Peninsula Regional Medical Center Issue), Series 2006, 5.00% 2021	1,000	1,087
Health and Higher Educational Facs. Auth., Rev. Bonds (Peninsula Regional Medical Center Issue), Series 2006, 5.00% 2036	1,750	1,860	1.11
Health and Higher Educational Facs. Auth., Rev. Bonds (University of Maryland Medical System Issue), Series 2006-A, 5.00% 2036	2,000	2,126
Health and Higher Educational Facs. Auth., Rev. Bonds (University of Maryland Medical System Issue), Series 2010, 5.00% 2034	1,000	1,107
Health and Higher Educational Facs. Auth., Rev. Bonds (University of Maryland Medical System Issue), Series 2010, 5.25% 2024	1,240	1,418	1.20
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Edenwald Issue), Series 2006-A, 5.40% 2037	2,500	2,580.67
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (LifeBridge Health Issue), Series 2004-A, 5.00% 2014 (escrowed to maturity)	2,450	2,610.67
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Mercy Ridge Issue), Series 2007, 4.50% 2022	1,065	1,121
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Mercy Ridge Issue), Series 2007, 4.50% 2035	1,000	1,015
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Mercy Ridge Issue), Series 2007, 4.75% 2034	3,590	3,688	1.50
Dept. of Transportation, Consolidated Transportation Bonds, Series 2002, 5.50% 2017	2,000	2,383
Dept. of Transportation, Consolidated Transportation Bonds, Series 2003, 5.00% 2015	1,500	1,662
Dept. of Transportation, Consolidated Transportation Bonds, Series 2003, 5.25% 2014	2,000	2,188
Dept. of Transportation, Consolidated Transportation Bonds, Series 2007, 4.00% 2018	1,630	1,839
Dept. of Transportation, Consolidated Transportation Bonds, Series 2008, 5.00% 2018	1,000	1,204	2.39
Transportation Auth., Airport Parking Rev. Ref. Bonds (Baltimore/Washington International Thurgood Marshall Airport Projects), Series 2012-B, AMT, 5.00% 2021	2,000	2,400
Transportation Auth., Airport Parking Rev. Ref. Bonds (Baltimore/Washington International Thurgood Marshall Airport Projects), Series 2012-B, AMT, 5.00% 2023	3,720	4,444
Transportation Auth., Passenger Fac. Charge Rev. Bonds (Baltimore/Washington International Thurgood Marshall Airport), Series 2012-B, AMT, 4.00% 2019	1,000	1,128
Transportation Auth., Passenger Fac. Charge Rev. Bonds (Baltimore/Washington International Thurgood Marshall Airport), Series 2012-B, AMT, 4.00% 2020	1,515	1,715	2.50
Transportation Auth., Grant and Rev. Anticipation Bonds, Series 2007, 5.00% 2019	2,500	2,879
Transportation Auth., Grant and Rev. Anticipation Bonds, Series 2008, 5.25% 2018	4,000	4,858
Transportation Auth., Grant and Rev. Anticipation Bonds, Series 2008, 5.25% 2020	1,000	1,233	2.31
Transportation Auth., Transportation Facs. Projects Rev. Bonds, Series 2007, Assured Guaranty Municipal insured, 5.00% 2021	3,000	3,515
Transportation Auth., Transportation Facs. Projects Rev. Bonds, Series 2008, 5.00% 2020	1,545	1,849
Transportation Auth., Transportation Facs. Projects Rev. Bonds, Series 2008, 5.00% 2023	3,140	3,725
Transportation Auth., Transportation Facs. Projects Rev. Bonds, Series 2009-A, 5.00% 2020	1,000	1,224
Transportation Auth., Transportation Facs. Projects Rev. Bonds, Series 2009-A, 5.00% 2021	1,000	1,218
Transportation Auth., Transportation Facs. Projects Rev. Ref. Bonds, Series 2012, 4.00% 2026	1,000	1,129	3.27
University System, Auxiliary Fac. and Tuition Rev. Ref. Bonds, Series 2005-A, 5.00% 2018	1,480	1,621
University System, Auxiliary Fac. and Tuition Rev. Ref. Bonds, Series 2009-D, 4.00% 2020	2,000	2,310
University System, Auxiliary Fac. and Tuition Rev. Ref. Bonds, Series 2010-C, 4.00% 2021	1,855	2,201
University System, Revolving Loan Program Rev. Ref. Bonds, Series 2003-A, 1.50% 2023 (put 2013)	1,000	1,004	1.84
Other securities		35,959	9.27
		183,233	47.26

City & county issuers -- 39.05%
Anne Arundel County, G.O. Bonds (Consolidated General Improvements), Ref. Series 2006, 5.00% 2017	1,590	1,803
Anne Arundel County, G.O. Bonds (Consolidated General Improvements), Series 2008, 5.00% 2018	1,250	1,509
Anne Arundel County, G.O. Bonds (Consolidated General Improvements), Series 2009, 4.00% 2018	500	579
Anne Arundel County, G.O. Bonds (Consolidated General Improvements), Series 2009, 4.00% 2020	1,490	1,724
Anne Arundel County, G.O. Bonds (Consolidated General Improvements), Series 2012, 5.00% 2021	1,000	1,261
Anne Arundel County, G.O. Bonds (Consolidated Golf Course Project), Series 2005, 5.00% 2018	1,165	1,287
Anne Arundel County, G.O. Bonds (Consolidated Golf Course Project), Series 2005, 5.00% 2021	1,350	1,484	2.49
Anne Arundel County, Special Obligation Bonds (National Business Park-North Project), Series 2010, 6.10% 2040	2,250	2,444.63
Baltimore County, G.O. Bonds, Consolidated Public Improvement Bonds, Series 2011, 5.00% 2028	3,000	3,692
Baltimore County, G.O. Bonds, Metropolitan Dist. Bonds (71st Issue), 4.625% 2028	3,500	3,902
Baltimore County, G.O. Bonds, Metropolitan Dist. Ref. Bonds, Series 2009, 5.00% 2016	1,000	1,155	2.26
Baltimore County, Rev. Ref. Bonds (Oak Crest Village, Inc. Fac.), Series 2007-A, 5.00% 2022	2,600	2,760
Baltimore County, Rev. Ref. Bonds (Oak Crest Village, Inc. Fac.), Series 2007-A, 5.00% 2037	2,000	2,068	1.25
Mayor and City Council of Baltimore, G.O. Consolidated Public Improvement Bonds, Series 2008-A, 5.00% 2020	2,315	2,767
Mayor and City Council of Baltimore, G.O. Consolidated Public Improvement Bonds, Series 2008-A, 5.00% 2021	1,280	1,525
Mayor and City Council of Baltimore, G.O. Consolidated Public Improvement Bonds, Series 2013-A, 5.00% 2025	945	1,165
Mayor and City Council of Baltimore, G.O. Consolidated Public Improvement Bonds, Series 2013-B, 5.00% 2023	1,000	1,250	1.73
Mayor and City Council of Baltimore, Project and Rev. Ref. Bonds (Water Projects), Series 1994-A, FGIC insured, 5.00% 2024	2,275	2,708
Mayor and City Council of Baltimore, Project and Rev. Ref. Bonds (Water Projects), Series 2002-A, FGIC-National insured, 5.00% 2021	1,225	1,230
Mayor and City Council of Baltimore, Project Rev. Bonds (Water Projects), Series 2011-A, 5.00% 2041	2,000	2,314	1.61
Mayor and City Council of Baltimore, Project Rev. Bonds (Wastewater Projects), Series 2011-A, 5.00% 2029	1,500	1,795
Mayor and City Council of Baltimore, Project Rev. Bonds (Wastewater Projects), Series 2011-A, 5.00% 2036	1,065	1,250
Mayor and City Council of Baltimore, Rev. Ref. Bonds (Wastewater Projects), Series 1994-A, FGIC-National insured, 6.00% 2015	815	868	1.01
Carroll County, G.O. Bonds, Consolidated Public Improvement Bonds of 2008, 5.00% 2021	2,800	3,350.86
Frederick County, G.O. Public Facs. Bonds of 2008, 5.00% 2021 (preref. 2018)	2,005	2,443.63
Frederick County, Special Obligation Bonds (Urbana Community Dev. Auth.), Series 2010-A, 5.00% 2023	1,500	1,709
Frederick County, Special Obligation Bonds (Urbana Community Dev. Auth.), Series 2010-A, 5.00% 2030	3,000	3,326
Frederick County, Special Obligation Bonds (Urbana Community Dev. Auth.), Series 2010-A, 5.00% 2040	3,000	3,301	2.15
City of Gaithersburg, Econ. Dev. Rev. Ref. Bonds (Asbury Maryland Obligated Group), Series 2006-A, 5.125% 2026	1,000	1,038
City of Gaithersburg, Econ. Dev. Rev. Ref. Bonds (Asbury Maryland Obligated Group), Series 2006-A, 5.125% 2036	3,420	3,482
City of Gaithersburg, Econ. Dev. Rev. Ref. Bonds (Asbury Maryland Obligated Group), Series 2009-B, 6.00% 2023	1,750	1,986	1.68
Howard County, G.O. Consolidated Public Improvement Bonds, Series 2009-A, 5.00% 2023	2,970	3,602
Howard County, G.O. Consolidated Public Improvement Project and Ref. Bonds, Series 2011-B, 5.00% 2023	2,000	2,496	1.57
City of Hyattsville, Special Obligation Bonds (University Town Center Project), Series 2004, 5.75% 2034	3,650	3,727.96
Montgomery County Housing Opportunities Commission, Multi-family Housing Dev. Bonds, Series 2004-A, 4.65% 2030	2,670	2,722
Montgomery County Housing Opportunities Commission, Multi-family Housing Dev. Bonds, Series 2007-A, AMT, 4.55% 2027	2,000	2,069
Montgomery County Housing Opportunities Commission, Multi-family Housing Dev. Bonds, Series 2007-A, AMT, 4.625% 2032	765	787
Montgomery County Housing Opportunities Commission, Multi-family Housing Dev. Bonds, Series 2007-A, AMT, 4.70% 2037	1,350	1,382	1.80
Montgomery County, G.O. Consolidated Public Improvement Bonds, Series 2008-A, 5.00% 2018	3,000	3,666
Montgomery County, G.O. Consolidated Public Improvement Bonds, Series 2012-A, 5.00% 2021	2,000	2,502
Montgomery County, G.O. Consolidated Public Improvement Ref. Bonds, Series 2009-A, 5.00% 2019	1,000	1,251	1.91
Montgomery County, Rev. Bonds (Dept. of Liquor Control), Series 2009-A, 5.00% 2026	3,010	3,529
Montgomery County, Rev. Bonds (Dept. of Liquor Control), Series 2009-A, 5.00% 2027	1,475	1,729
Montgomery County, Rev. Bonds (Dept. of Liquor Control), Series 2009-A, 5.00% 2028	1,515	1,725	1.80
Prince George’s County, G.O. Consolidated Public Improvement Bonds, Series 2007-A, 5.00% 2021	2,000	2,321
Prince George’s County, G.O. Consolidated Public Improvement Bonds, Series 2011-A, 5.00% 2031	2,355	2,834
Prince George’s County, G.O. Consolidated Public Improvement Ref. Bonds, Series 2007-B, 5.00% 2017	945	1,125	1.62
Prince George’s County, Special Obligation Bonds (National Harbor Project), Series 2004, 4.70% 2015	1,450	1,505
Prince George’s County, Special Obligation Bonds (National Harbor Project), Series 2004, 5.20% 2034	3,500	3,581	1.31
Prince George’s County, Special Obligation Bonds (Woodview Village Infrastructure Improvements), Series 1997-A, 4.50% 2017	725	790
Prince George’s County, Special Obligation Bonds (Woodview Village Infrastructure Improvements), Series 1997-A, 4.60% 2021	1,660	1,761
Prince George’s County, Special Obligation Bonds (Woodview Village Infrastructure Improvements), Series 1997-A, 4.70% 2026	1,545	1,607	1.07
Prince George’s County, Special Tax Dist. Bonds (Victoria Falls Project), Series 2005, 5.25% 2035	3,632	3,637.94
Washington Suburban Sanitary Dist., Montgomery and Prince George’s Counties, Consolidated Public Improvement Bonds, Series 2009-A, 4.00% 2019	2,305	2,718
Washington Suburban Sanitary Dist., Montgomery and Prince George’s Counties, G.O. Ref. Bonds of 1997, 5.75% 2017	1,510	1,840	1.18
Other securities		33,289	8.59
		151,370	39.05

District of Columbia -- 1.21%
Metropolitan Area Transit Auth., Gross Rev. Ref. Transit Bonds, Series 2009-A, 5.25% 2025	2,000	2,351
Metropolitan Area Transit Auth., Gross Rev. Ref. Transit Bonds, Series 2009-A, 5.25% 2028	2,000	2,326	1.21
		4,677	1.21

Puerto Rico -- 4.51%
Public Fin. Corp., Commonwealth Appropriation Bonds, Series 2001-E, 6.00% 2026 (escrowed to maturity)	2,455	3,529.91
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2009-A, 5.00% 2018	1,465	1,650
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2010-A, 0% 2033	1,000	317
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2010-A, 5.375% 2039	2,500	2,654
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2010-C, 5.25% 2041	1,000	1,056
Sales Tax Fncg. Corp., Sales Tax Rev. Ref. Bonds, Series 2007-A, FGIC-National insured, 0% 2040	4,000	883
Sales Tax Fncg. Corp., Sales Tax Rev. Ref. Bonds, Series 2011-C, 5.00% 2040	$500	$536	1.83%
Other securities		6,875	1.77
		17,500	4.51

Other U.S. territories -- 3.02%
Other securities		11,719	3.02

Total bonds & notes (cost: $345,159,000)		368,499	95.05

Short-term securities -- 3.07%
Montgomery County, Consolidated Public Improvement Bond Anticipation Notes, Series 2006-A, 0.11% 2026[1]	1,105	1,105
Montgomery County, Consolidated Public Improvement Bond Anticipation Notes, Series 2006-B, 0.10% 2026[1]	5,145	5,145	1.61
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (University of Maryland Medical System Issue), Series 2008-D, TD Bank LOC, 0.09% 2041[1]	3,040	3,040.79
Other securities		2,600.67

Total short-term securities (cost: $11,890,000)		11,890	3.07

Total investment securities (cost: $357,049,000)		380,389	98.12
Other assets less liabilities		7,280	1.88

Net assets		$387,669	100.00%

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

1 Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

Key to abbreviations

AMT = Alternative Minimum Tax

Auth. = Authority

Dept. = Department

Dev. = Development

Dist. = District

Econ. = Economic

Fac. = Facility

Facs. = Facilities

Fin. = Finance

Fncg. = Financing

G.O. = General Obligation

LOC = Letter of Credit

Preref. = Prerefunded

Ref. = Refunding

Rev. = Revenue

See Notes to Financial Statements

The Tax-Exempt Fund of Maryland

Financial statements

Statement of assets and liabilities at January 31, 2013 unaudited
(dollars in thousands)
Assets:
Investment securities, at value (cost: $357,049)		$380,389
Cash		81
Receivables for:
Sales of investments	$3,404
Sales of Fund’s shares	1,065
Interest	3,599	8,068
		388,538
Liabilities:
Payables for:
Repurchases of Fund’s shares	380
Dividends on Fund’s shares	139
Management services	111
Services provided by related parties	160
Trustees’ deferred compensation	68
Other	11	869
Net assets at January 31, 2013		$387,669

Net assets consist of:
Capital paid in on shares of beneficial interest		$368,282
Undistributed net investment income		308
Accumulated net realized loss		(4,261)
Net unrealized appreciation		23,340
Net assets at January 31, 2013		$387,669

(dollars and shares in thousands, except per-share amounts)
Shares of beneficial interest issued and outstanding (no stated par value) -- unlimited shares authorized (23,477 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share
Class A	$303,758	18,395	$16.51
Class B	1,785	108	16.51
Class C	42,899	2,598	16.51
Class F-1	18,564	1,124	16.51
Class F-2	20,663	1,252	16.51
See Notes to Financial Statements

Statement of operations for the six months ended January 31, 2013 unaudited
(dollars in thousands)
Investment income:
Income:
Interest		$7,328
Fees and expenses*:
Investment advisory services	$369
Business management services	288
Distribution services	630
Transfer agent services	78
Administrative services	36
Reports to shareholders	14
Registration statement and prospectus	12
Trustees’ compensation	26
Auditing and legal	8
Custodian	--†
State and local taxes	2
Other	11	1,474
Net investment income		5,854

Net realized gain and unrealized depreciation on investments:
Net realized gain on investments		1,168
Net unrealized depreciation on investments		(1,168)
Net realized gain and unrealized depreciation on investments		--†
Net increase in net assets resulting from operations		$5,854

*Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements. †Amount less than one thousand. See Notes to Financial Statements

Statements of changes in net assets
(dollars in thousands)

	Six months ended January 31, 2013*	Year ended July 31, 2012
Operations:
Net investment income	$5,854	$11,682
Net realized gain on investments	1,168	76
Net unrealized (depreciation) appreciation on investments	(1,168)	20,621
Net increase in net assets resulting from operations	5,854	32,379

Dividends paid or accrued to shareholders from net investment income	(5,837)	(11,629)

Net capital share transactions	4,280	22,488

Total increase in net assets	4,297	43,238

Net assets:
Beginning of period	383,372	340,134
End of period (including undistributed net investment income: $308 and $291, respectively)	$387,669	$383,372

*Unaudited.

See Notes to Financial Statements

The Tax-Exempt Fund of Virginia

Summary investment portfolio January 31, 2013 unaudited

The following summary investment portfolio is designed to streamline the report and help investors better focus on the Fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

Quality ratings*:	Percent of net assets
Aaa/AAA	25.4%
Aa/AA	43.1
A/A	10.5
Baa/BBB or less	9.5
Unrated	6.2
Short-term securities and other assets less liabilities	5.3

Maturity diversification*:	Percent of net assets
Under a year	9.4%
1 to 5 years	31.3
5+ to 10 years	55.4
10+ to 20 years	2.9
20+ to 30 years	1.0

Average life 5.9 years

* Bond ratings, which typically range from Aaa/AAA (highest) to D (lowest), are assigned by credit rating agencies such as Moody’s, Standard & Poor’s and/or Fitch as an indication of an issuer’s creditworthiness. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the Fund’s investment policies. Securities in the “unrated” category (above) have not been rated by a rating agency; however, the investment adviser performs its own credit analysis and assigns comparable ratings that are used for compliance with the Fund’s investment policies.

† Maturity is measured using average life, which reflects the potential impact of call options. Securities are included at prerefunded dates, not maturity dates.

Bonds & notes -- 94.75%	Principal amount (000)	Value (000)	Percent of net assets
Virginia -- 83.26%
State issuers -- 33.27%
College Building Auth., Educational Facs. Rev. Ref. Bonds (21st Century College and Equipment Programs), Series 2009-E-2, 5.00% 2023	$3,000	$3,808.72%
College Building Auth., Educational Facs. Rev. Bonds (Public Higher Education Fncg. Program), Series 2009-A, 5.00% 2016	685	791
College Building Auth., Educational Facs. Rev. Bonds (Public Higher Education Fncg. Program), Series 2009-A, 5.00% 2020	1,000	1,203
College Building Auth., Educational Facs. Rev. Bonds (Public Higher Education Fncg. Program), Series 2009-A, 5.00% 2028	2,500	2,909
College Building Auth., Educational Facs. Rev. Bonds (Public Higher Education Fncg. Program), Series 2012-B, 5.00% 2021	4,000	5,051
College Building Auth., Educational Facs. Rev. Bonds (Public Higher Education Fncg. Program), Series 2012-B, 5.00% 2023	2,000	2,509	2.35
College Building Auth., Educational Facs. Rev. Bonds (Washington and Lee University Project), Series 2001, 5.75% 2034	2,500	3,629.68
Commonwealth Transportation Board, Federal Transportation Grant Anticipation Rev. Notes, Series 2012-A, 5.00% 2027	6,000	7,317
Commonwealth Transportation Board, Transportation Capital Projects Rev. Bonds, Series 2011, 5.00% 2025	6,500	7,916	2.87
Housing Dev. Auth., Commonwealth Mortgage Bonds, Series 2007-A-1, AMT, 4.90% 2020	3,200	3,479
Housing Dev. Auth., Commonwealth Mortgage Bonds, Series 2007-A-5, AMT, 5.20% 2021	2,000	2,184
Housing Dev. Auth., Commonwealth Mortgage Rev. Ref. Bonds, Series 2007-B, AMT, 4.75% 2032	2,000	2,066	1.46
Port Auth., Commonwealth Port Fund Rev. Ref. Bonds (2002 Resolution), Series 2006, AMT, Assured Guaranty Municipal insured, 5.50% 2015	2,885	3,212
Port Auth., Port Facs. Rev. Bonds, Series 2006, AMT, FGIC-National insured, 4.75% 2031	1,000	1,006
Port Auth., Port Facs. Rev. Ref. Bonds, Series 2007, AMT, Assured Guaranty Municipal insured, 5.00% 2027	1,000	1,061
Port Auth., Port Facs. Rev. Ref. Bonds, Series 2010, 5.00% 2030	2,970	3,365
Port Auth., Port Facs. Rev. Ref. Bonds, Series 2010, 5.00% 2040	1,000	1,112	1.84
Public Building Auth., Public Facs. Rev. Bonds, Series 2005-C, 5.00% 2015	1,000	1,112
Public Building Auth., Public Facs. Rev. Bonds, Series 2009-B, 5.00% 2024	2,000	2,428
Public Building Auth., Public Facs. Rev. Bonds, Series 2009-B, 5.00% 2027	2,000	2,373
Public Building Auth., Public Facs. Rev. Ref. Bonds, Series 2005-A, 5.00% 2017	2,680	2,979	1.68
Public School Auth., School Fncg. Bonds (1997 Resolution), Series 2008-B, 5.25% 2021	1,055	1,269
Public School Auth., School Fncg. Bonds (1997 Resolution), Series 2008-B, 5.25% 2023	1,000	1,196
Public School Auth., School Fncg. Bonds (1997 Resolution), Series 2009-B-1, 4.375% 2029	2,000	2,215
Public School Auth., School Fncg. Bonds (1997 Resolution), Series 2005-D, 5.00% 2018	15	17
Public School Auth., School Fncg. Rev. Ref. Bonds (1997 Resolution), Series 2005-A, 5.25% 2017	1,000	1,195
Public School Auth., School Fncg. Rev. Ref. Bonds (1997 Resolution), Series 2005-B, 5.25% 2017	1,000	1,195
Public School Auth., School Fncg. Rev. Ref. Bonds (1997 Resolution), Series 2009-A, 5.00% 2019	1,000	1,234
Public School Auth., School Fncg. Rev. Ref. Bonds (1997 Resolution), Series 2009-C, 5.00% 2018	800	971
Public School Auth., School Fncg. Rev. Ref. Bonds (1997 Resolution), Series 2009-C, 5.00% 2020	1,000	1,229
Public School Auth., School Fncg. Rev. Ref. Bonds (1997 Resolution), Series 2009-C, 5.00% 2022	2,000	2,453
Public School Auth., School Fncg. Rev. Ref. Bonds (1997 Resolution), Series 2012-A, 5.00% 2022	2,000	2,538	2.92
Resources Auth., Clean Water State Revolving Fund Rev. Bonds, Series 2007, 4.75% 2021	2,610	3,022
Resources Auth., Clean Water State Revolving Fund Rev. Bonds, Series 2007, 4.75% 2023	2,500	2,894
Resources Auth., Clean Water State Revolving Fund Rev. Bonds, Series 2008, 5.00% 2028	1,500	1,762
Resources Auth., Clean Water State Revolving Fund Rev. Bonds, Series 2009, 5.00% 2027	1,750	2,093
Resources Auth., Clean Water State Revolving Fund Rev. Bonds, Series 2009, 5.00% 2029	1,500	1,786
Resources Auth., Clean Water State Revolving Fund Rev. Bonds, Series 2009, 5.00% 2030	1,500	1,783	2.51
Resources Auth., Infrastructure and State Moral Obligation Rev. Bonds (Pooled Fncg. Program), Series 2011-A, 5.00% 2024	1,450	1,767
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2002-A, 5.25% 2014	50	50
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2008-B, 5.00% 2020	855	1,026
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2008-B, 5.00% 2023	2,170	2,589
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2008-B, 5.00% 2028	1,000	1,152
Resources Auth., State Moral Obligation Rev. Ref. Bonds (Pooled Fncg. Program), Series 2011-B, 5.00% 2027	2,000	2,413	1.69
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2003, 5.00% 2020	1,540	1,594
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2006-A, 5.00% 2017	2,105	2,439
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2008-A, 5.00% 2028	1,570	1,808
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2008-B, 5.00% 2027	1,000	1,184
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2008-B, 5.00% 2038	1,000	1,160
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2009-A, 5.00% 2028	1,030	1,246
Resources Auth., Infrastructure Rev. Ref. Bonds (Pooled Fncg. Program), Series 2009-B, 5.00% 2027	1,000	1,212	2.01
Small Business Fncg. Auth., Rev. Bonds (95 Express Lanes LLC Project), Series 2012, AMT, 5.00% 2040	3,000	3,118.59
Small Business Fncg. Auth., Rev. Bonds (Elizabeth River Crossings Opco, LLC Project), Series 2012, AMT, 5.50% 2042	4,500	4,929.93
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-backed Bonds, Series 2005, 5.50% 2026 (preref. 2014)	2,685	2,882.54
Rector and Visitors of the University of Virginia, General Rev. Pledge Bonds, Series B, 5.00% 2016	160	162
Rector and Visitors of the University of Virginia, General Rev. Ref. Pledge Bonds, Series 2008, 5.00% 2040	3,000	3,463
Rector and Visitors of the University of Virginia, General Rev. Ref. Pledge Bonds, Series 2011, 5.00% 2030	1,000	1,216
Rector and Visitors of the University of Virginia, General Rev. Ref. Pledge Bonds, Series 2011, 5.00% 2031	1,000	1,211	1.14
Other securities		49,554	9.34
		176,537	33.27

City & county issuers -- 49.99%
Econ. Dev. Auth. of Albemarle County, Public Fac. Rev. and Ref. Bonds (Albemarle County Project), Series 2011, 5.00% 2022	2,955	3,631.68
Arlington County, G.O. Public Improvement Bonds, Series 2008, 5.00% 2024 (preref. 2017)	1,500	1,756
Arlington County, G.O. Public Improvement Bonds, Series 2008, 5.00% 2025 (preref. 2017)	2,000	2,341
Arlington County, G.O. Ref. Bonds, 5.00% 2018 (preref. 2016)	1,765	2,037	1.16
Arlington County, G.O. Ref. Bonds, 5.00% 2018	2,660	3,047.57
Industrial Dev. Auth. of Arlington County, Hospital Rev. Ref. Bonds (Virginia Hospital Center Arlington Health System), Series 2010, 4.25% 2024	415	448
Industrial Dev. Auth. of Arlington County, Hospital Rev. Ref. Bonds (Virginia Hospital Center Arlington Health System), Series 2010, 5.00% 2031	6,355	6,992	1.40
City of Chesapeake, Chesapeake Transportation System Toll Road Rev. Ref. Bonds, Series 2012-A, 5.00% 2047	2,525	2,699.51
Econ. Dev. Auth. of County of Chesterfield, Rev. Bonds (Bon Secours Health System, Inc.), Series 2008-C, Assured Guaranty insured, 5.00% 2042	3,500	3,872
Industrial Dev. Auth. of County of Hanover, Hospital Rev. Bonds (Memorial Regional Medical Center Project at Hanover Medical Park), Series 1995, National insured, 6.375% 2018	1,190	1,324
Econ. Dev. Auth. of Henrico County, Rev. Ref. Bonds (Bon Secours Health System, Inc.), Series 2008-B-2, Assured Guaranty insured, 5.25% 2042	2,000	2,247	1.40
City of Fairfax Econ. Dev. Auth., Public Fac. Lease Rev. Bonds (City of Fairfax Public Improvement Projects), Series 2005, 5.00% 2024 (preref. 2015)	3,000	3,267.62
Fairfax County Econ. Dev. Auth., Fairfax County Facs. Rev. Bonds (School Board Central Administration Building Project Phase I), Series 2005-A, 5.00% 2028	2,615	2,830.53
Fairfax County Econ. Dev. Auth., Lease Rev. Bonds (Joint Public Uses Complex Project), Series 2006, 5.00% 2024	3,795	4,233.80
Fairfax County Econ. Dev. Auth., Residential Care Facs. Mortgage Rev. Bonds (Goodwin House Incorporated), Series 2007, 5.125% 2037	3,000	3,123.59
Fairfax County Econ. Dev. Auth., Retirement Community Rev. Ref. Bonds (Greenspring Village, Inc. Fac.), Series 2006-A, 4.75% 2026	2,500	2,611
Fairfax County Econ. Dev. Auth., Retirement Community Rev. Ref. Bonds (Greenspring Village, Inc. Fac.), Series 2006-A, 4.875% 2036	2,500	2,597.98
Fairfax County Econ. Dev. Auth., Transportation Dist. Improvement Rev. Bonds (Silver Line Phase I Project), Series 2011, 5.00% 2024	1,500	1,778
Fairfax County Econ. Dev. Auth., Transportation Dist. Improvement Rev. Bonds (Silver Line Phase I Project), Series 2011, 5.00% 2036	1,250	1,418
Fairfax County Econ. Dev. Auth., Transportation Dist. Improvement Rev. Bonds (Silver Line Phase I Project), Series 2012, 5.00% 2021	1,300	1,581
Fairfax County Econ. Dev. Auth., Transportation Dist. Improvement Rev. Bonds (Silver Line Phase I Project), Series 2012, 5.00% 2037	2,000	2,253	1.33
Fairfax County Industrial Dev. Auth., Health Care Rev. Bonds (Inova Health System Project), Series 2012-A, 4.00% 2042	1,000	1,021
Fairfax County Industrial Dev. Auth., Health Care Rev. Bonds (Inova Health System Project), Series 2012-A, 5.00% 2035	1,000	1,153
Fairfax County Industrial Dev. Auth., Health Care Rev. Bonds (Inova Health System Project), Series 2012-A, 5.00% 2040	1,000	1,139
Fairfax County Industrial Dev. Auth., Health Care Rev. Ref. Bonds (Inova Health System Project), Series 2009-A, 5.25% 2026	1,000	1,175
Fairfax County Industrial Dev. Auth., Health Care Rev. Ref. Bonds (Inova Health System Project), Series 2009-A, 5.50% 2035	3,000	3,461
Fairfax County Industrial Dev. Auth., Health Care Rev. Ref. Bonds (Inova Health System Project), Series 2009-C, 5.00% 2025	1,500	1,718
Fairfax County Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Inova Health System Hospitals Project), Series 1993-A, 5.25% 2019	2,500	2,890
Fairfax County Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Inova Health System Hospitals Project), Series 1993-A, Assured Guaranty Municipal insured, 5.25% 2019	1,000	1,148	2.58
Fairfax County Redev. and Housing Auth., Multi-family Housing Rev. Bonds (Cedar Ridge Project), Series 2007, AMT, 4.75% 2038	3,775	3,895.73
Fairfax County Sewer Rev. Bonds, Series 2012, 5.00% 2021	2,055	2,620
Fairfax County Sewer Rev. Bonds, Series 2012, 5.00% 2022	2,160	2,719
Fairfax County Water Auth., Water Rev. Ref. Bonds, Series 1997, 5.00% 2021	1,000	1,220
Fairfax County Water Auth., Water Rev. Ref. Bonds, Series 2005-B, 5.25% 2019	1,000	1,250
Fairfax County Water Auth., Water Rev. Ref. Bonds, Series 2005-B, 5.25% 2026	1,500	2,030
Fairfax County Water Auth., Water Rev. Ref. Bonds, Series 2007, 5.00% 2017	1,000	1,179
Fairfax County Water Auth., Water Rev. Ref. Bonds, Series 2012, 5.00% 2027	1,000	1,240
Fairfax County Water Auth., Water Rev. Ref. Bonds, Series 2012, 5.00% 2028	1,000	1,235	2.54
Hampton Roads Sanitation Dist., Wastewater Rev. Bonds, Series 2012-A, 5.00% 2020	515	638
Hampton Roads Sanitation Dist., Wastewater Rev. Bonds, Series 2012-A, 5.00% 2039	4,000	4,610
Hampton Roads Sanitation Dist., Wastewater Rev. Ref. Bonds, Series 2008, 5.00% 2025	1,000	1,170
Hampton Roads Sanitation Dist., Wastewater Rev. Ref. Bonds, Series 2008, 5.00% 2033	2,000	2,273
Hampton Roads Sanitation Dist., Wastewater Rev. Ref. Bonds, Series 2008, 5.00% 2038	1,000	1,136	1.85
Henrico County, Water and Sewer System Rev. Bonds, Series 2006-A, 5.00% 2025	2,945	3,325.63
Industrial Dev. Auth. of the County of Henrico, Solid Waste Disposal Rev. Bonds (Browning-Ferris Industries of South Atlantic, Inc. Project), Series 1996-A, AMT, 5.45% 2014	2,925	3,035.57
Loudoun County, G.O. Public Improvement Bonds, Series 2009-A, 5.00% 2020	3,000	3,695.70
Industrial Dev. Auth. of the Town of Louisa, Solid Waste and Sewage Disposal Rev. Bonds (Virginia Electric and Power Co. Project), Series 2000-A, AMT, 2.50% 2030 (put 2014)	3,000	3,061
Industrial Dev. Auth. of Wise County, Solid Waste and Sewage Disposal Rev. Bonds (Virginia Electric and Power Co. Project), Series 2010-A, 2.375% 2040 (put 2015)	3,000	3,102
Econ. Dev. Auth. of York County, Pollution Control Rev. Ref. Bonds (Virginia Electric and Power Co. Project), Series 2009-A, 4.05% 2033 (put 2014)	3,400	3,522	1.83
Econ. Dev. Auth. of Montgomery County, Rev. Ref. Bonds (Virginia Tech Foundation), Series 2010-A, 5.00% 2035	1,750	1,998
Econ. Dev. Auth. of Montgomery County, Rev. Ref. Bonds (Virginia Tech Foundation), Series 2011-A, 5.00% 2027	2,000	2,404
Econ. Dev. Auth. of Montgomery County, Rev. Ref. Bonds (Virginia Tech Foundation), Series 2011-A, 5.00% 2030	2,000	2,391	1.28
Mosaic Dist. Community Dev. Auth. (Fairfax County), Rev. Bonds, Series 2011-A, 6.875% 2036	3,000	3,485.66
Econ. Dev. Auth. of the City of Norfolk, Health Care Facs. Rev. Ref. Bonds (Sentara Healthcare), Series 2012-B, 5.00% 2043	3,500	3,988
Small Business Fncg. Auth., Health Care Facs. Rev. Ref. Bonds (Sentara Healthcare), Series 2010, 5.00% 2040	7,500	8,308	2.32
Industrial Dev. Auth. of the County of Prince William, Student Housing Rev. Bonds (George Mason University Foundation Prince William Housing LLC Project), Series 2011-A, 5.125% 2041	3,400	3,829.72
Southeastern Public Service Auth., Rev. Ref. Bonds, AMBAC insured, 5.00% 2015 (escrowed to maturity)	3,065	3,320.63
Other securities		118,764	22.38
		265,232	49.99

District of Columbia -- 5.77%
Dulles Toll Road, Rev. Bonds (Dulles Metrorail and Capital Improvement Projects), Capital Appreciation Bonds, Series 2010-A, 0% 2037	4,000	1,077
Dulles Toll Road, Rev. Bonds (Dulles Metrorail and Capital Improvement Projects), Convertible Capital Appreciation Bonds, Series 2010-B, 0%/6.50% 2044[1]	2,000	1,771
Dulles Toll Road, Rev. Bonds (Dulles Metrorail and Capital Improvement Projects), Current Interest Bonds, Series 2009-A, 5.00% 2039	4,000	4,410
Dulles Toll Road, Rev. Bonds (Dulles Metrorail and Capital Improvement Projects), Current Interest Bonds, Series 2009-A, 5.25% 2044	3,000	3,331	2.00
Metropolitan Washington Airports Auth., Airport System Rev. Bonds, Series 2007-B, AMT, AMBAC insured, 5.00% 2020	1,000	1,134
Metropolitan Washington Airports Auth., Airport System Rev. Bonds, Series 2008-A, AMT, 5.375% 2028	1,825	2,057
Metropolitan Washington Airports Auth., Airport System Rev. Ref. Bonds, Series 2003-A, AMT, FGIC-National insured, 5.125% 2029	2,000	2,045
Metropolitan Washington Airports Auth., Airport System Rev. Ref. Bonds, Series 2004-D, AMT, National insured, 5.00% 2019	1,000	1,073
Metropolitan Washington Airports Auth., Airport System Rev. Ref. Bonds, Series 2005-A, AMT, National insured, 5.25% 2017	1,000	1,105
Metropolitan Washington Airports Auth., Airport System Rev. Ref. Bonds, Series 2006-A, AMT, Assured Guaranty Municipal insured, 5.00% 2032	1,000	1,070
Metropolitan Washington Airports Auth., Airport System Rev. Ref. Bonds, Series 2006-C, FGIC-National insured, 5.00% 2023	1,965	2,249
Metropolitan Washington Airports Auth., Airport System Rev. Ref. Bonds, Series 2010-B, AMT, 5.00% 2025	1,000	1,149
Metropolitan Washington Airports Auth., Airport System Rev. Ref. Bonds, Series 2011-C, AMT, 5.00% 2026	3,000	3,489
Metropolitan Washington Airports Auth., Airport System Rev. Ref. Bonds, Series 2012-A, AMT, 5.00% 2031	1,000	1,147	3.11
Other securities		3,514.66
		30,621	5.77

Puerto Rico -- 3.34%
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2010-A, 5.375% 2039	1,500	1,592
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2010-A, 5.50% 2042	2,215	2,365
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2010-C, 5.25% 2041	1,500	1,584
Sales Tax Fncg. Corp., Sales Tax Rev. Ref. Bonds, Series 2011-C, 5.00% 2040	2,000	2,144	1.45
Other securities		10,027	1.89
		17,712	3.34

Other U.S. territories -- 2.38%
Other securities	500	12,609	2.38

Total bonds & notes (cost: $468,170,000)		502,711	94.75

Short-term securities -- 4.16%
Econ. Dev. Auth. of Albemarle County, Hospital Rev. Bonds (Martha Jefferson Hospital), Series 2008-B, 0.09% 2048[2]	4,515	4,515.85
Industrial Dev. Auth. of Montgomery County, Rev. Ref. Bonds (Virginia Tech Foundation), Series 2005-A, Bank of America LOC, 0.10% 2035[2]	1,165	1,165.22
College Building Auth., Educational Facs. Rev. Bonds (21st Century College and Equipment Programs), Series 2006-B, 0.11% 2026[2]	1,925	1,925
College Building Auth., Educational Facs. Rev. Bonds (21st Century College and Equipment Programs), Series 2006-C, 0.11% 2026[2]	10,325	10,325	2.31
Industrial Dev. Auth. of Fairfax County, Health Care Rev. Bonds (Inova Health System Project), Series 2005-C-1, 0.12% 2026[2]	1,200	1,200.23
Other securities		2,935.55

Total short-term securities (cost: $22,065,000)		22,065	4.16

Total investment securities (cost: $490,235,000)		524,776	98.91
Other assets less liabilities		5,799	1.09

Net assets		$530,575	100.00%

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

1 Step bond; coupon rate will increase at a later date.

2 Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

Key to abbreviations

AMT = Alternative Minimum Tax

Auth. = Authority

Dev. = Development

Dist. = District

Econ. = Economic

Fac. = Facility

Facs. = Facilities

Fncg. = Financing

G.O. = General Obligation

LOC = Letter of Credit

Preref. = Prerefunded

Redev. = Redevelopment

Ref. = Refunding

Rev. = Revenue

See Notes to Financial Statements

The Tax-Exempt Fund of Virginia

Financial statements

Statement of assets and liabilities at January 31, 2013 unaudited
(dollars in thousands)
Assets:
Investment securities, at value (cost: $490,235)		$524,776
Cash		46
Receivables for:
Sales of Fund’s shares	$1,859
Interest	5,684	7,543
		532,365
Liabilities:
Payables for:
Repurchases of Fund’s shares	1,195
Dividends on Fund’s shares	141
Management services	147
Services provided by related parties	218
Trustees’ deferred compensation	68
Other	21	1,790
Net assets at January 31, 2013		$530,575

Net assets consist of:
Capital paid in on shares of beneficial interest		$496,096
Undistributed net investment income		251
Accumulated net realized loss		(313)
Net unrealized appreciation		34,541
Net assets at January 31, 2013		$530,575

(dollars and shares in thousands, except per-share amounts)
Shares of beneficial interest issued and outstanding (no stated par value) -- unlimited shares authorized (30,477 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share
Class A	$417,467	23,980	$17.41
Class B	2,571	148	17.41
Class C	43,707	2,511	17.41
Class F-1	37,141	2,133	17.41
Class F-2	29,689	1,705	17.41

See Notes to Financial Statements

Statement of operations for the six months ended January 31, 2013 unaudited
(dollars in thousands)
Investment income:
Income:
Interest		$9,488
Fees and expenses*:
Investment advisory services	$485
Business management services	378
Distribution services	793
Transfer agent services	114
Administrative services	48
Reports to shareholders	17
Registration statement and prospectus	10
Trustees’ compensation	26
Auditing and legal	8
Custodian	1
State and local taxes	--†
Other	22	1,902
Net investment income		7,586

Net realized loss and unrealized depreciation on investments:
Net realized loss on investments		(43)
Net unrealized depreciation on investments		(881)
Net realized loss and unrealized depreciation on investments		(924)
Net increase in net assets resulting from operations		$6,662

* Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements. † Amount less than one thousand. See Notes to Financial Statements

Statements of changes in net assets
(dollars in thousands)

	Six months ended January 31, 2013*	Year ended July 31,2012
Operations:
Net investment income	$7,586	$15,015
Net realized (loss) gain on investments	(43)	19
Net unrealized (depreciation) appreciation on investments	(881)	26,307
Net increase in net assets resulting from operations	6,662	41,341

Dividends paid or accrued to shareholders from net investment income	(7,582)	(14,998)

Net capital share transactions	27,566	47,685

Total increase in net assets	26,646	74,028

Net assets:
Beginning of period	503,929	429,901
End of period (including undistributed net investment income: $251 and $247, respectively)	$530,575	$503,929

*Unaudited. See Notes to Financial Statements

Notes to financial statements unaudited

1. Organization

The American Funds Tax-Exempt Series I (the “Trust”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company and has issued two series of shares, The Tax-Exempt Fund of Maryland and The Tax-Exempt Fund of Virginia (the “Funds”). The Funds seek a high level of current income exempt from regular federal and their respective state income taxes. Additionally, each Fund seeks to preserve capital.

Each Fund has five retail share classes (Classes A, B and C, as well as two F share classes, F-1 and F-2). Some share classes are available only to limited categories of investors. The Funds’ share classes are further described below:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Class A	Up to 3.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Class B*	None	Declines from 5% to 0% for redemptions within six years of purchase	Class B converts to Class A after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Classes F-1 and F-2	None	None	None

* Class B shares of the Funds are not available for purchase.

Holders of all share classes of each Fund have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class of each Fund has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class of each Fund.

2. Significant accounting policies

The Funds’ financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The Funds follow the significant accounting policies described below, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income -- Security transactions are recorded by the Funds as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the Funds will segregate liquid assets sufficient to meet its payment obligations. Interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations -- Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders -- Dividends to shareholders are declared daily after the determination of the Funds’ net investment income and are paid to shareholders monthly. Distributions to shareholders are recorded on the ex-dividend date.

3. Valuation

Capital Research and Management Company (“CRMC”), the Funds’ investment adviser, values the Funds’ investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of each Fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs -- The Funds’ investment adviser uses the following methods and inputs to establish the fair value of the Funds’ assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the following inputs: benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data. For certain distressed securities, valuations may include cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts.

When the Funds’ investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the Funds’ investment adviser are fair valued as determined in good faith under fair value guidelines adopted by authority of the Trust’s board of trustees as further described below. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure -- The Trust’s board of trustees has delegated authority to the Funds’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The Trust’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The Funds’ investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications -- The Funds’ investment adviser classifies the Funds’ assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. At January 31, 2013, all of the Funds’ investment securities were classified as Level 2.

4. Risk factors

Investing in the Funds may involve certain risks including, but not limited to, those described below.

Risks of investing in municipal bonds issued in the state of Maryland or Virginia --
Because the Funds invest primarily in securities of issuers in the state of Maryland or Virginia, the Funds are more susceptible to factors adversely affecting issuers of the state’s securities than a comparable municipal bond mutual fund that does not concentrate in a single state. Both states are affected by changes in levels of federal funding and financial support of certain industries, as well as by federal spending cutbacks due to the large number of residents who are employed by the federal government. In addition, each state is dependent on certain economic sectors. Maryland’s economy is largely dependent on the government sector, manufacturing, the service trade, and financial, real estate and insurance entities. Virginia’s economy is largely dependent on the government sector, manufacturing, the service trade and financial services. To the extent there are changes to any of these sectors, the Funds may be adversely impacted.

Market conditions -- The prices of, and the income generated by, the securities held by the Funds may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the Funds.

Investing in bonds -- Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities. In addition, falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the Funds having to reinvest the proceeds in lower yielding securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

Thinly traded securities -- There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value, acquire or sell.

Credit and liquidity support -- Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by the Funds could cause the values of these securities to decline.

Investing in lower rated bonds -- Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Investing in similar municipal bonds -- Investing significantly in municipal obligations of issuers in the same state or backed by revenues of similar types of projects or industries may make the Funds more susceptible to certain economic, political or regulatory occurrences. As a result, the potential for fluctuations in the Funds’ share prices may increase.

Management -- The investment adviser to the Funds actively manages the Funds’ investments. Consequently, the Funds are subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the Funds to lose value or their investment results to lag relevant benchmarks or other funds with similar objectives.

5. Taxation and distributions

Federal income taxation -- The Funds comply with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intend to distribute substantially all of their net income and net capital gains each year. The Funds are not subject to income taxes to the extent taxable income and net capital gains are distributed. Generally, income earned by the Funds is exempt from federal income taxes; however, the Funds may earn taxable income from certain investments.

As of and during the period ended January 31, 2013, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, neither Fund incurred any interest or penalties.

The Funds are not subject to examination by U.S. federal tax authorities or state tax authorities for tax years before 2008.

Distributions -- Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; deferred expenses; net capital losses; and amortization of discounts. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the Funds for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the Funds’ most recent year-end. As of July 31, 2012, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Maryland
Undistributed tax-exempt income		$148
Capital loss carryforward*:
Expiring 2016	$(3)
Expiring 2017	(1,172)
Expiring 2018	(4,054)
Expiring 2019	(73)	(5,302)
Post-October capital loss deferral†		(9)

* The capital loss carryforward will be used to offset any capital gains realized by the Fund in the current year or in subsequent years through the expiration dates. The Fund will not make distributions from capital gains while a capital loss carryforward remains.

† This deferral is considered incurred in the subsequent year.

Virginia
Undistributed tax-exempt income	$143
Capital loss carryforward expiring 2018*	(212)
Post-October capital loss deferral†	(58)

* The capital loss carryforward will be used to offset any capital gains realized by the Fund in the current year or in subsequent years through the expiration date. The Fund will not make distributions from capital gains while a capital loss carryforward remains.

† This deferral is considered incurred in the subsequent year.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after July 31, 2011, may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

As of January 31, 2013, the tax basis unrealized appreciation (depreciation) and cost of investment securities were as follows (dollars in thousands):

Maryland
Gross unrealized appreciation on investment securities	$25,559
Gross unrealized depreciation on investment securities	(1,968)
Net unrealized appreciation on investment securities	23,591
Cost of investment securities	356,798

Virginia
Gross unrealized appreciation on investment securities	$38,114
Gross unrealized depreciation on investment securities	(3,262)
Net unrealized appreciation on investment securities	34,852
Cost of investment securities	489,924

Tax-exempt income distributions paid or accrued to shareholders were as follows (dollars in thousands):

Maryland
Share class	Six months ended January 31, 2013	Year ended July 31, 2012
Class A	$4,740	$ 9,555
Class B	23	69
Class C	487	974
Class F-1	284	557
Class F-2	303	474
Total	$5,837	$11,629

Virginia
Share class	Six months ended January 31, 2013	Year ended July 31, 2012
Class A	$6,069	$12,120
Class B	30	84
Class C	478	1,006
Class F-1	554	1,044
Class F-2	451	744
Total	$7,582	$14,998

6. Fees and transactions with related parties

CRMC, the Funds’ investment adviser, is the parent company of American Funds Distributors, (R) Inc. (“AFD”), the principal underwriter of the Funds’ shares, and American Funds Service Company (R) (“AFS”), the Funds’ transfer agent. Effective December 21, 2012, CRMC acquired Washington Management Corporation (“WMC”), the Funds’ business manager. CRMC, AFD, AFS and WMC are considered related parties to the Funds.

Investment advisory services -- The Funds have an investment advisory agreement with CRMC that provides for monthly fees accrued daily. These fees are based on an annual rate of 0.165% on the first $60 million of daily net assets and 0.120% on such assets in excess of $60 million. The agreement also provides for monthly fees, accrued daily, of 1.65% of each Fund’s monthly income (excluding any net capital gains from transactions in portfolio securities). For the six months ended January 31, 2013, the investment advisory services fee was $369,000 and $485,000, which was equivalent to an annualized rate of 0.189% and 0.185% of average daily net assets for the Maryland and Virginia Funds, respectively.

Business management services -- The Funds have a business management agreement with WMC. Under this agreement, WMC provides services necessary to carry on the Funds’ general administrative and corporate affairs. These services encompass matters relating to general corporate governance, regulatory compliance and monitoring of the Funds’ contractual service providers, including custodian operations, shareholder services and Fund share distribution functions. The agreement provides for monthly fees, accrued daily, based on an annual rate of 0.135% on the first $60 million of each Fund’s daily net assets and 0.09% on such assets in excess of $60 million. The agreement also provides for monthly fees of 1.35% of each Fund’s gross investment income (excluding any net capital gains from transactions in portfolio securities). For the six months ended January 31, 2013, the business management services fee was $288,000 and $378,000, which was equivalent to an annualized rate of 0.148% and 0.144% of average daily net assets for the Maryland and Virginia Funds, respectively. Through December 21, 2012, WMC paid the Maryland and Virginia Funds’ investment adviser $434,000 for performing various fund accounting services for the Funds and for Washington Mutual Investors Fund, another registered investment company for which WMC serves as business manager. Through December 21, 2012, Johnston, Lemon & Co. Incorporated (“JLC”), a wholly owned subsidiary of The Johnston-Lemon Group, Incorporated (former parent of WMC), earned $10,000 and $12,000 on its retail sales of shares and distribution plan of the Maryland and Virginia Funds, respectively. JLC received no brokerage commissions resulting from the purchases and sales of securities for the investment account of the Funds.

Class-specific fees and expenses -- Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services -- The Funds have plans of distribution for all share classes, except Class F-2 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell Fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, with a plan limit of 0.25% for Class A shares and 1.00% for Class B and C shares. For Class F-1 shares, the plan limit is 0.50% of which 0.25% is currently the approved limit. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Class A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. This share class reimburses AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of January 31, 2013, unreimbursed expenses subject to reimbursement totaled $114,000 and $225,000 for the Maryland and Virginia Funds, respectively.

Transfer agent services -- The Funds have a shareholder services agreement with AFS under which the Funds compensate AFS for providing transfer agent services to each of the Funds’ share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the Funds reimburse AFS for amounts paid to third parties for performing transfer agent services on behalf of Fund shareholders.

Administrative services -- The Funds have an administrative services agreement with CRMC under which the Funds compensate CRMC for providing administrative services to Class A, C and F shares. These services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide services to Fund shareholders. Under the agreement, Class A shares pay an annual fee of 0.01% and Class C and F shares pay an annual fee of 0.05% of their respective average daily net assets.

Class-specific expenses under the agreements described above for the six months ended January 31, 2013, were as follows (dollars in thousands):

Maryland

Share class	Distribution services	Transfer agent services	Administrative services
Class A	$384	$48	$15
Class B	10	--*	Not applicable
Class C	212	7	11
Class F-1	24	13	5
Class F-2	Not applicable	10	5
Total class-specific expenses	$630	$78	$36

Virginia

Share class	Distribution services	Transfer agent services	Administrative services
Class A	$511	$ 63	$20
Class B	14	--*	Not applicable
Class C	219	7	11
Class F-1	49	27	10
Class F-2	Not applicable	17	7
Total class-specific expenses	$793	$114	$48

* Amount less than one thousand.

Trustees’ deferred compensation -- Independent trustees may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the Funds, are treated as if invested in shares of the Funds or other American Funds. These amounts represent general, unsecured liabilities of the Funds and vary according to the total returns of the selected funds. Trustees’ compensation of $26,000 each for the Maryland Fund and the Virginia Fund, shown on the accompanying financial statements, includes $24,000 in current fees for each Fund (either paid in cash or deferred) and a net increase of $2,000 for each Fund in the value of the deferred amounts.

Affiliated officers and trustees -- All the officers and all interested trustees of the Trust are affiliated with CRMC, WMC or JLC. Officers and affiliated trustees do not receive compensation directly from the Funds.

7. Capital share transactions

Capital share transactions in the Funds were as follows (dollars and shares in thousands):

Maryland

	Sales*		Reinvestments of dividends		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended January 31, 2013
Class A	$19,341	1,168	$4,271	258	$(23,561)	(1,422)	$ 51	4
Class B	44	3	21	1	(449)	(27)	(384)	(23)
Class C	5,009	303	418	25	(3,749)	(227)	1,678	101
Class F-1	3,433	207	278	17	(4,849)	(291)	(1,138)	(67)
Class F-2	5,989	360	281	17	(2,197)	(132)	4,073	245
Total net increase (decrease)	$33,816	2,041	$5,269	318	$(34,805)	(2,099)	$4,280	260

Year ended July 31, 2012
Class A	$45,003	2,789	$8,460	524	$(37,453)	(2,319)	$16,010	994
Class B	169	10	61	4	(1,615)	(101)	(1,385)	(87)
Class C	5,310	329	807	50	(4,150)	(257)	1,967	122
Class F-1	4,810	296	553	34	(3,073)	(190)	2,290	140
Class F-2	4,357	268	448	27	(1,199)	(74)	3,606	221
Total net increase (decrease)	$59,649	3,692	$10,329	639	$(47,490)	(2,941)	$22,488	1,390

Virginia

	Sales*		Reinvestments of dividends		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended January 31, 2013
Class A	$49,131	2,813	$5,518	315	$(29,835)	(1,707)	$24,814	1,421
Class B	17	1	27	2	(368)	(21)	(324)	(18)
Class C	5,435	311	431	25	(5,178)	(297)	688	39
Class F-1	7,416	425	545	31	(9,052)	(515)	(1,091)	(59)
Class F-2	7,211	411	419	24	(4,151)	(237)	3,479	198
Total net increase (decrease)	$69,210	3,961	$ 6,940	397	$(48,584)	(2,777)	$27,566	1,581

Year ended July 31, 2012
Class A	$66,123	3,884	$10,826	635	$(47,764)	(2,811)	$29,185	1,708
Class B	202	12	72	4	(1,224)	(72)	(950)	(56)
Class C	8,495	499	888	52	(6,983)	(410)	2,400	141
Class F-1	12,133	712	1,037	61	(4,661)	(274)	8,509	499
Class F-2	11,751	691	697	41	(3,907)	(229)	8,541	503
Total net increase (decrease)	$98,704	5,798	$13,520	793	$(64,539)	(3,796)	$47,685	2,795

* Includes exchanges between share classes of the Fund.

8. Investment transactions

The Maryland and Virginia Funds made purchases of investment securities of $32,889,000 and $50,550,000 and sales of investment securities of $24,044,000 and $19,410,000, respectively, during the six months ended January 31, 2013. Short-term securities and U.S. government obligations, if any, were excluded.

The Tax-Exempt Fund of Maryland

Financial highlights

			Income (loss) from investment operations[1]
		Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return [2,3]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before waivers	Ratio of expenses to average net assets after waivers[3]	Ratio of net income to average net assets[3]
Class A:	Six months ended 1/31/2013[4,5]	$16.51	$.26	$--[6]	$.26	$(.26)	$16.51	1.56%	$304	.67%[7]	.67%[7]	3.09%[7]
	Year ended 7/31/2012	15.58	.53	.93	1.46	(.53)	16.51	9.51	304.67		.67	3.30
	Year ended 7/31/2011	15.74	.55	(.16)	.39	(.55)	15.58	2.54	271.67		.67	3.55
	Year ended 7/31/2010	14.95	.55	.79	1.34	(.55)	15.74	9.07	313.67		.67	3.56
	Year ended 7/31/2009	15.16	.58	(.21)	.37	(.58)	14.95	2.62	281.70		.68	4.00
	Year ended 7/31/2008	15.76	.61	(.60)	.01	(.61)	15.16	.09	267.69		.65	3.97
Class B:	Six months ended 1/31/2013[4,5]	16.51	.20	--[6]	.20	(.20)	16.51	1.18	2	1.41[7]	1.41[7]	2.35[7]
	Year ended 7/31/2012	15.58	.41	.93	1.34	(.41)	16.51	8.71	2	1.40	1.40	2.59
	Year ended 7/31/2011	15.74	.43	(.16)	.27	(.43)	15.58	1.79	4	1.42	1.42	2.80
	Year ended 7/31/2010	14.95	.43	.79	1.22	(.43)	15.74	8.27	7	1.42	1.42	2.82
	Year ended 7/31/2009	15.16	.47	(.21)	.26	(.47)	14.95	1.87	10	1.45	1.43	3.26
	Year ended 7/31/2008	15.76	.50	(.60)	(.10)	(.50)	15.16	(.65)	13	1.44	1.41	3.23
Class C:	Six months ended 1/31/2013[4,5]	16.51	.19	--[6]	.19	(.19)	16.51	1.16	43	1.45[7]	1.45[7]	2.30[7]
	Year ended 7/31/2012	15.58	.40	.93	1.33	(.40)	16.51	8.64	41	1.46	1.46	2.51
	Year ended 7/31/2011	15.74	.42	(.16)	.26	(.42)	15.58	1.74	37	1.47	1.47	2.75
	Year ended 7/31/2010	14.95	.43	.79	1.22	(.43)	15.74	8.23	42	1.47	1.47	2.76
	Year ended 7/31/2009	15.16	.46	(.21)	.25	(.46)	14.95	1.83	32	1.49	1.47	3.20
	Year ended 7/31/2008	15.76	.49	(.60)	(.11)	(.49)	15.16	(.69)	30	1.49	1.45	3.17
Class F-1:	Six months ended 1/31/2013[4,5]	16.51	.25	--[6]	.25	(.25)	16.51	1.49	18	.81[7]	.81[7]	2.95[7]
	Year ended 7/31/2012	15.58	.51	.93	1.44	(.51)	16.51	9.40	20.76		.76	3.20
	Year ended 7/31/2011	15.74	.53	(.16)	.37	(.53)	15.58	2.43	16.77		.77	3.44
	Year ended 7/31/2010	14.95	.53	.79	1.32	(.53)	15.74	8.97	21.76		.76	3.47
	Year ended 7/31/2009	15.16	.56	(.21)	.35	(.56)	14.95	2.52	21.80		.78	3.89
	Year ended 7/31/2008	15.76	.60	(.60)	--[6]	(.60)	15.16	.02	20.76		.72	3.89
Class F-2:	Six months ended 1/31/2013[4,5]	16.51	.27	--[6]	.27	(.27)	16.51	1.63	21	.53[7]	.53[7]	3.24[7]
	Year ended 7/31/2012	15.58	.56	.93	1.49	(.56)	16.51	9.70	16.49		.49	3.47
	Year ended 7/31/2011	15.74	.58	(.16)	.42	(.58)	15.58	2.74	12.47		.47	3.74
	Year ended 7/31/2010	14.95	.58	.79	1.37	(.58)	15.74	9.27	13.48		.48	3.74
	Year ended 7/31/2009	15.16	.60	(.21)	.39	(.60)	14.95	2.80	8.49		.49	4.03

	Six months ended January 31, 2013[4,5]	Year ended July 31
		2012	2011	2010	2009	2008
Portfolio turnover rate for all share classes	7%	7%	9%	7%	14%	5%

1 Based on average shares outstanding.

2 Total returns exclude any applicable sales charges, including contingent deferred sales charges.

3 This column reflects the impact, if any, of certain waivers from CRMC and WMC. During some of the periods shown, CRMC and WMC reduced fees for investment advisory services and business management services, respectively.

4 Based on operations for the period shown and, accordingly, is not representative of a full year.

5 Unaudited.

6 Amount less than $.01.

7 Annualized.

See Notes to Financial Statements

The Tax-Exempt Fund of Virginia

Financial highlights

			Income from investment operations[1]
		Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return [2,3]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before waivers	Ratio of expenses to average net assets after waivers[3]	Ratio of net income to average net assets[3]
Class A:	Six months ended 1/31/2013[4,5]	$17.44	$.26	$(.03)	$.23	$(.26)	$17.41	1.33%	$417	.65%[6]	.65%[6]	2.97%[6]
	Year ended 7/31/2012	16.47	.56	.97	1.53	(.56)	17.44	9.42	394.66		.66	3.29
	Year ended 7/31/2011	16.65	.58	(.18)	.40	(.58)	16.47	2.47	343.65		.65	3.53
	Year ended 7/31/2010	15.90	.58	.75	1.33	(.58)	16.65	8.52	391.66		.66	3.59
	Year ended 7/31/2009	15.90	.59	--[7]	.59	(.59)	15.90	3.88	347.68		.66	3.81
	Year ended 7/31/2008	16.30	.62	(.40)	.22	(.62)	15.90	1.36	296.68		.64	3.84
Class B:	Six months ended 1/31/2013[4,5]	17.44	.20	(.03)	.17	(.20)	17.41	.95	3	1.39[6]	1.39[6]	2.23[6]
	Year ended 7/31/2012	16.47	.43	.97	1.40	(.43)	17.44	8.62	3	1.39	1.39	2.57
	Year ended 7/31/2011	16.65	.46	(.18)	.28	(.46)	16.47	1.71	4	1.41	1.41	2.77
	Year ended 7/31/2010	15.90	.46	.75	1.21	(.46)	16.65	7.72	7	1.41	1.41	2.84
	Year ended 7/31/2009	15.90	.48	--[7]	.48	(.48)	15.90	3.12	9	1.43	1.41	3.08
	Year ended 7/31/2008	16.30	.50	(.40)	.10	(.50)	15.90	.62	10	1.43	1.40	3.10
Class C:	Six months ended 1/31/2013[4,5]	17.44	.19	(.03)	.16	(.19)	17.41	.93	44	1.44[6]	1.44[6]	2.18[6]
	Year ended 7/31/2012	16.47	.42	.97	1.39	(.42)	17.44	8.56	43	1.45	1.45	2.50
	Year ended 7/31/2011	16.65	.45	(.18)	.27	(.45)	16.47	1.66	38	1.45	1.45	2.74
	Year ended 7/31/2010	15.90	.46	.75	1.21	(.46)	16.65	7.67	39	1.46	1.46	2.78
	Year ended 7/31/2009	15.90	.47	--[7]	.47	(.47)	15.90	3.07	31	1.47	1.46	3.00
	Year ended 7/31/2008	16.30	.49	(.40)	.09	(.49)	15.90	.57	22	1.48	1.44	3.03
Class F-1:	Six months ended 1/31/2013[4,5]	17.44	.25	(.03)	.22	(.25)	17.41	1.25	37	.80[6]	.80[6]	2.83[6]
	Year ended 7/31/2012	16.47	.54	.97	1.51	(.54)	17.44	9.30	38.76		.76	3.18
	Year ended 7/31/2011	16.65	.56	(.18)	.38	(.56)	16.47	2.36	28.76		.76	3.42
	Year ended 7/31/2010	15.90	.57	.75	1.32	(.57)	16.65	8.42	32.75		.75	3.50
	Year ended 7/31/2009	15.90	.58	--[7]	.58	(.58)	15.90	3.80	29.76		.74	3.72
	Year ended 7/31/2008	16.30	.61	(.40)	.21	(.61)	15.90	1.29	27.75		.71	3.75
Class F-2:	Six months ended 1/31/2013[4,5]	17.44	.27	(.03)	.24	(.27)	17.41	1.39	30	.53[6]	.53[6]	3.09[6]
	Year ended 7/31/2012	16.47	.59	.97	1.56	(.59)	17.44	9.59	26.50		.50	3.43
	Year ended 7/31/2011	16.65	.60	(.18)	.42	(.60)	16.47	2.64	17.49		.49	3.69
	Year ended 7/31/2010	15.90	.61	.75	1.36	(.61)	16.65	8.69	14.50		.50	3.74
	Year ended 7/31/2009	15.90	.62	--[7]	.62	(.62)	15.90	4.05	11.51		.51	3.86

	Six months ended January 31, 2013 [4,5]	Year ended July 31
		2012	2011	2010	2009	2008
Portfolio turnover rate for all share classes	4%	9%	10%	12%	10%	8%

1 Based on average shares outstanding.

2 Total returns exclude any applicable sales charges, including contingent deferred sales charges.

3 This column reflects the impact, if any, of certain waivers from CRMC and WMC. During some of the periods shown, CRMC and WMC reduced fees for investment advisory services and business management services, respectively.

4 Based on operations for the period shown and, accordingly, is not representative of a full year.

5 Unaudited.

6 Annualized.

7 Amount less than $.01.

See Notes to Financial Statements

Expense example unaudited

As a Fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (August 1, 2012, through January 31, 2013).

Actual expenses:

The first line of each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the next page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

There are some account fees that are charged to certain types of accounts, such as individual retirement accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually), that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1 and F-2 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

The Tax-Exempt Fund of Maryland

	Beginning account value 8/1/2012	Ending account value 1/31/2013	Expenses paid during period*	Annualized expense ratio
Class A -- actual return	$1,000.00	$1,015.63	$3.40	.67%
Class A -- assumed 5% return	1,000.00	1,021.83	3.41	.67
Class B -- actual return	1,000.00	1,011.83	7.15	1.41
Class B -- assumed 5% return	1,000.00	1,018.10	7.17	1.41
Class C -- actual return	1,000.00	1,011.60	7.35	1.45
Class C -- assumed 5% return	1,000.00	1,017.90	7.38	1.45
Class F-1 -- actual return	1,000.00	1,014.87	4.11	.81
Class F-1 -- assumed 5% return	1,000.00	1,021.12	4.13	.81
Class F-2 -- actual return	1,000.00	1,016.34	2.69	.53
Class F-2 -- assumed 5% return	1,000.00	1,022.53	2.70	.53

The Tax-Exempt Fund of Virginia

	Beginning account value 8/1/2012	Ending account value 1/31/2013	Expenses paid during period*	Annualized expense ratio
Class A -- actual return	$1,000.00	$1,013.28	$3.30	.65%
Class A -- assumed 5% return	1,000.00	1,021.93	3.31	.65
Class B -- actual return	1,000.00	1,009.50	7.04	1.39
Class B -- assumed 5% return	1,000.00	1,018.20	7.07	1.39
Class C -- actual return	1,000.00	1,009.31	7.29	1.44
Class C -- assumed 5% return	1,000.00	1,017.95	7.32	1.44
Class F-1 -- actual return	1,000.00	1,012.55	4.06	.80
Class F-1 -- assumed 5% return	1,000.00	1,021.17	4.08	.80
Class F-2 -- actual return	1,000.00	1,013.92	2.69	.53
Class F-2 -- assumed 5% return	1,000.00	1,022.53	2.70	.53

* The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

The Tax-Exempt Fund of Maryland

Other share class results unaudited

Classes B, C and F

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

Average annual total returns for periods ended December 31, 2012 (the most recent calendar quarter-end):

	1 year	5 years	10 years/ Life of class[1]
Class B shares[2]
Reflecting applicable contingent deferred sales charge (CDSC), maximum of 5%, payable only if shares are sold within six years of purchase	0.00%	3.79%	3.45%
Not reflecting CDSC	5.00	4.13	3.45
Class C shares
Reflecting CDSC, maximum of 1%, payable only if shares are sold within one year of purchase	3.95	4.08	3.23
Not reflecting CDSC	4.95	4.08	3.23
Class F-1 shares[3]
Not reflecting annual asset-based fee charged by sponsoring firm	5.66	4.80	3.96
Class F-2 shares[3] -- first sold 8/1/08
Not reflecting annual asset-based fee charged by sponsoring firm	5.94	--	5.78

1 Applicable to Class F-2 shares only. All other share classes reflect 10-year results.

2 These shares are not available for purchase.

3 These shares are sold without any initial or contingent deferred sales charge.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers, without which results would have been lower. Visit americanfunds.com for more information.

For information regarding the differences among the various share classes, refer to the Fund prospectus.

The Tax-Exempt Fund of Virginia

Other share class results unaudited

Classes B, C and F

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

Average annual total returns for periods ended December 31, 2012 (the most recent calendar quarter-end):

	1 year	5 years	10 years/Life of class[1]
Class B shares[2]
Reflecting applicable contingent deferred sales charge (CDSC), maximum of 5%, payable only if shares are sold within six years of purchase	-0.12%	3.94%	3.44%
Not reflecting CDSC	4.88	4.28	3.44
Class C shares
Reflecting CDSC, maximum of 1%, payable only if shares are sold within one year of purchase	3.82	4.22	3.21
Not reflecting CDSC	4.82	4.22	3.21
Class F-1 shares[3]
Not reflecting annual asset-based fee charged by sponsoring firm	5.53	4.95	3.95
Class F-2 shares[3] -- first sold 8/1/08
Not reflecting annual asset-based fee charged by sponsoring firm	5.80	--	5.84

1 Applicable to Class F-2 shares only. All other share classes reflect 10-year results.

1 These shares are not available for purchase.

3 These shares are sold without any initial or contingent deferred sales charge.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers, without which results would have been lower. Visit americanfunds.com for more information.

For information regarding the differences among the various share classes, refer to the Fund prospectus.

The right choice for the long term (R)

Offices of the Fund and of the investment adviser

Capital Research and Management Company

333 South Hope Street

Los Angeles, CA 90071-1406

6455 Irvine Center Drive

Irvine, CA 92618

Transfer agent

American Funds Service Company

(Write to the address near you.)

P.O. Box 6007

Indianapolis, IN 46206-6007

P.O. Box 2280

Norfolk, VA 23501-2280

Custodian of assets

JPMorgan Chase Bank

270 Park Avenue

New York, NY 10017-2070

Counsel

Dechert LLP

1775 I Street, NW

Washington, DC 20006-2402

Independent registered public
accounting firm

PricewaterhouseCoopers LLP

350 South Grand Avenue

Los Angeles, CA 90071-2889

Principal underwriter

American Funds Distributors, Inc.

333 South Hope Street

Los Angeles, CA 90017-1406

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the Funds’ prospectus and summary prospectus, which can be obtained from your financial adviser and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-4225 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Procedures and Principles” -- which describes how we vote proxies relating to portfolio securities -- is available on the American Funds website or upon request by calling AFS. The Funds file their proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

A complete January 31, 2013, portfolio of each Fund’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

The Funds file a complete list of their portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at 800/SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of The American Funds Tax-Exempt Series I, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the Funds. If used as sales material after March 31, 2013, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

The Capital Group Companies:

American Funds

Capital Research and Management

Capital International Capital Guardian

Capital Bank and Trust

Lit. No. MFGESRX-970-0313P (S33487)

Printed on paper containing 10% post-consumer waste Printed with inks containing soy and/or vegetable oil

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

The Tax-Exempt Fund of Maryland®

Investment portfolio

January 31, 2013 unaudited

Bonds & notes — 95.05%	Principal amount (000)	Value (000)

MARYLAND — 86.31%
STATE ISSUERS — 47.26%
Community Dev. Administration, Dept. of Housing and Community Dev., Housing Rev. Bonds, GNMA Collateralized,
Series 2002-B, AMT, 4.85% 2022	$2,000	$2,003
Community Dev. Administration, Dept. of Housing and Community Dev., Housing Rev. Bonds,
Series 2007-A, AMT, 4.85% 2037	1,300	1,342
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds,
Series 2006-F, AMT, 6.00% 2039	1,170	1,230
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series I, AMT, 6.00% 2041	615	646
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Ref. Bonds,
Series D, AMT, 4.65% 2022	1,000	1,053
Community Dev. Administration, Dept. of Housing and Community Dev., Single Family Housing Rev. Bonds,
Series 2011-B, 4.00% 2027	1,650	1,758
Econ. Dev. Corp., Lease Rev. Bonds (Aviation Administration Facs.), Series 2003, AMT,
Assured Guaranty Municipal insured, 5.50% 2015 (preref. 2013)	2,000	2,035
Econ. Dev. Corp., Student Housing Rev. Bonds (Towson University Project), Series 2007-A, 5.25% 2024	1,000	1,089
Econ. Dev. Corp., Student Housing Rev. Bonds (Towson University Project), Series 2007-A, 5.25% 2037	3,265	3,450
Econ. Dev. Corp., Student Housing Rev. Bonds (Towson University Project), Series 2012, 5.00% 2027	700	792
Econ. Dev. Corp., Student Housing Rev. Bonds (Towson University Project), Series 2012, 5.00% 2029	250	280
Econ. Dev. Corp., Student Housing Rev. Bonds (University of Maryland, College Park Projects), Series 2008, 5.80% 2038	3,000	3,278
Econ. Dev. Corp., Student Housing Rev. Bonds (University of Maryland, College Park Projects), Series 2008, 5.875% 2043	1,000	1,084
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (University of Maryland, College Park Projects),
Series 2006, Assured Guaranty insured, 5.00% 2020	1,000	1,069
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (University of Maryland, College Park Projects),
Series 2006, Assured Guaranty insured, 5.00% 2021	1,000	1,064
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (University of Maryland, College Park Projects),
Series 2006, Assured Guaranty insured, 5.00% 2026	1,000	1,045
Econ. Dev. Corp., Utility Infrastructure Rev. Ref. Bonds (University of Maryland, College Park Project),
Series 2011, 5.00% 2018	3,000	3,489
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (Morgan State University Project), Series 2012, 5.00% 2034	2,000	2,158
Morgan State University, Public Higher Education Institution of the State of Maryland, Academic Fees and Auxiliary Facs.
Fees Rev. Ref. Bonds, Series 2012, 5.00% 2021	230	281
Morgan State University, Public Higher Education Institution of the State of Maryland, Academic Fees and Auxiliary Facs.
Fees Rev. Ref. Bonds, Series 2012, 5.00% 2022	360	443
Morgan State University, Public Higher Education Institution of the State of Maryland, Academic Fees and Auxiliary Facs.
Fees Rev. Ref. Bonds, Series 2012, 5.00% 2023	320	389
Morgan State University, Public Higher Education Institution of the State of Maryland, Academic Fees and Auxiliary Facs.
Fees Rev. Ref. Bonds, Series 2012, 5.00% 2024	600	725
Morgan State University, Public Higher Education Institution of the State of Maryland, Academic Fees and Auxiliary Facs.
Fees Rev. Ref. Bonds, Series 2012, 5.00% 2028	300	357
Morgan State University, Public Higher Education Institution of the State of Maryland, Academic Fees and Auxiliary Facs.
Fees Rev. Ref. Bonds, Series 2012, 5.00% 2030	150	177
Morgan State University, Public Higher Education Institution of the State of Maryland, Academic Fees and Auxiliary Facs.
Fees Rev. Ref. Bonds, Series 2012, 5.00% 2032	225	263
G.O. Bonds, State and Local Facs. Loan of 2008, Second Series, 5.00% 2021	2,000	2,416
G.O. Bonds, State and Local Facs. Loan of 2009, First Series A, 5.00% 2024	1,000	1,154
G.O. Bonds, State and Local Facs. Loan of 2009, Second Series B, 5.00% 2020	3,000	3,710
G.O. Bonds, State and Local Facs. Loan of 2011, Second Series B, 5.00% 2020	2,500	3,089
G.O. Bonds, State and Local Facs. Loan of 2011, Second Series B, 5.00% 2023	3,000	3,650
G.O. Capital Improvement Bonds, State and Local Facs. Loan of 2003, First Series A, 5.25% 2016	1,500	1,718
G.O. Ref. Bonds, State and Local Facs. Loan of 2010, First Series B, 5.00% 2022	2,000	2,455
Health and Higher Educational Facs. Auth., First Mortgage Rev. Ref. Bonds (PUMH of Maryland, Inc. – Heron Point
of Chestertown Issue), Series 1998-A, 5.75% 2026	1,000	832
Health and Higher Educational Facs. Auth., First Mortgage Rev. Ref. Bonds (PUMH of Maryland, Inc. – Heron Point
of Chestertown Issue), Series 1998-B, 5.25% 2028 (put 2013)	500	412
Health and Higher Educational Facs. Auth., Parking Rev. Bonds (Johns Hopkins Medical Institutions Parking Facs. Issue),
Series 2001, AMBAC insured, 5.00% 2034	880	881
Health and Higher Educational Facs. Auth., Rev. Bonds (Johns Hopkins Health System Obligated Group Issue),
Series 2008-B, 5.00% 2048 (put 2015)	1,000	1,093
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Johns Hopkins Health System Obligated Group Issue),
Series 2012-D, 0.97% 2038 (put 2017)[1]	1,000	1,005
Health and Higher Educational Facs. Auth., Rev. Bonds (Carroll Hospital Center Issue), Series 2006, 4.50% 2026	1,000	1,045
Health and Higher Educational Facs. Auth., Rev. Bonds (Carroll Hospital Center Issue), Series 2006, 5.00% 2036	1,500	1,581
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Carroll Hospital Center Issue), Series 2012-A, 5.00% 2037	1,500	1,662
Health and Higher Educational Facs. Auth., Rev. Bonds (Johns Hopkins Health System Obligated Group Issue),
Series 2010, 5.00% 2040	1,000	1,110
Health and Higher Educational Facs. Auth., Rev. Bonds (Johns Hopkins University Issue), Series 2008-A, 5.00% 2018	2,000	2,423
Health and Higher Educational Facs. Auth., Rev. Bonds (LifeBridge Health Issue), Series 2011, 5.50% 2026	700	822
Health and Higher Educational Facs. Auth., Rev. Bonds (LifeBridge Health Issue), Series 2011, 5.75% 2031	2,000	2,373
Health and Higher Educational Facs. Auth., Rev. Bonds (LifeBridge Health Issue), Series 2011, 6.00% 2025	425	521
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (LifeBridge Health Issue),
Series 2008, Assured Guaranty insured, 4.75% 2038	1,000	1,046
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (LifeBridge Health Issue),
Series 2008, Assured Guaranty insured, 5.00% 2020	2,710	3,060
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (LifeBridge Health Issue),
Series 2008, Assured Guaranty insured, 5.00% 2028	1,000	1,087
Health and Higher Educational Facs. Auth., Rev. Bonds (Medlantic/Helix Issue), Series 1998-B, AMBAC insured, 5.25% 2038	4,040	5,011
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (MedStar Health Issue), Series 2004, 5.50% 2033	1,000	1,058
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (MedStar Health Issue), Series 2004, 5.75% 2014	1,845	1,983
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (MedStar Health Issue), Series 2004, 5.75% 2015	1,000	1,072
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (MedStar Health Issue), Series 2004, 5.75% 2016	3,500	3,740
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (MedStar Health Issue), Series 2011, 5.00% 2031	1,000	1,129
Health and Higher Educational Facs. Auth., Rev. Bonds (Mercy Medical Center Issue), Series 2007-A, 5.00% 2032	4,000	4,176
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Mercy Medical Center Issue),
Series 1996, Assured Guaranty Municipal insured, 6.50% 2013	380	390
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Mercy Medical Center Issue), Series 2012, 5.00% 2031	1,000	1,102
Health and Higher Educational Facs. Auth., Rev. Bonds (Mercy Ridge Issue), Series 2003-A, 6.00% 2035 (preref. 2013)	1,000	1,020
Health and Higher Educational Facs. Auth., Rev. Bonds (Peninsula Regional Medical Center Issue), Series 2006, 5.00% 2016	1,200	1,340
Health and Higher Educational Facs. Auth., Rev. Bonds (Peninsula Regional Medical Center Issue), Series 2006, 5.00% 2021	1,000	1,087
Health and Higher Educational Facs. Auth., Rev. Bonds (Peninsula Regional Medical Center Issue), Series 2006, 5.00% 2036	1,750	1,860
Health and Higher Educational Facs. Auth., Rev. Bonds (University of Maryland Medical System Issue),
Series 2006-A, 5.00% 2036	2,000	2,126
Health and Higher Educational Facs. Auth., Rev. Bonds (University of Maryland Medical System Issue),
Series 2010, 5.00% 2034	1,000	1,107
Health and Higher Educational Facs. Auth., Rev. Bonds (University of Maryland Medical System Issue),
Series 2010, 5.25% 2024	1,240	1,418
Health and Higher Educational Facs. Auth., Rev. Bonds (Washington County Hospital Issue), Series 2008, 5.75% 2033	1,595	1,737
Health and Higher Educational Facs. Auth., Rev. Bonds (Washington County Hospital Issue), Series 2008, 5.75% 2038	1,000	1,084
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Adventist HealthCare Issue), Series 2003-A, 5.75% 2025	1,000	1,012
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Anne Arundel Health System Issue), Series 2012, 4.00% 2034	1,000	1,042
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Anne Arundel Health System Issue), Series 2012, 5.00% 2021	800	960
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Anne Arundel Health System Issue), Series 2012, 5.00% 2027	400	467
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Charlestown Community Issue), Series 2010, 6.125% 2030	1,750	2,042
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Edenwald Issue), Series 2006-A, 5.40% 2031	1,000	1,037
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Edenwald Issue), Series 2006-A, 5.40% 2037	2,500	2,580
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Frederick Memorial Hospital Issue), Series 2012A, 4.00% 2038	1,000	1,011
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Frederick Memorial Hospital Issue), Series 2012A, 4.25% 2032	2,000	2,071
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Howard County General Hospital Issue),
Series 1993, 5.50% 2013 (escrowed to maturity)	250	251
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Howard County General Hospital Issue),
Series 1993, 5.50% 2021 (escrowed to maturity)	1,000	1,056
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (LifeBridge Health Issue),
Series 2004-A, 5.00% 2014 (escrowed to maturity)	2,450	2,610
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (LifeBridge Health Issue),
Series 2004-A, 5.25% 2018 (preref. 2014)	1,000	1,069
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Loyola University Maryland Issue), Series 2012-A, 5.00% 2039	1,000	1,155
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Maryland Institute College of Art Issue),
Series 2012, 5.00% 2029	1,000	1,136
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Maryland Institute College of Art Issue),
Series 2012, 5.00% 2047	1,000	1,090
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Mercy Ridge Issue), Series 2007, 4.50% 2022	1,065	1,121
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Mercy Ridge Issue), Series 2007, 4.50% 2035	1,000	1,015
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Mercy Ridge Issue), Series 2007, 4.75% 2034	3,590	3,688
Morgan State University, Public Higher Education Institution of the State of Maryland, Academic Fees and Auxiliary Facs.
Fees Rev. Bonds, Series 2003-A, FGIC-National insured, 5.00% 2020 (preref. 2013)	935	954
Dept. of Transportation, Consolidated Transportation Bonds, Series 2002, 5.50% 2017	2,000	2,383
Dept. of Transportation, Consolidated Transportation Bonds, Series 2003, 5.00% 2015	1,500	1,662
Dept. of Transportation, Consolidated Transportation Bonds, Series 2003, 5.25% 2014	2,000	2,188
Dept. of Transportation, Consolidated Transportation Bonds, Series 2007, 4.00% 2018	1,630	1,839
Dept. of Transportation, Consolidated Transportation Bonds, Series 2008, 5.00% 2018	1,000	1,204
Dept. of Transportation, Consolidated Transportation Bonds, Series 2004, 5.00% 2018 (preref. 2014)	1,000	1,059
Transportation Auth., Airport Parking Rev. Ref. Bonds (Baltimore/Washington International Thurgood Marshall Airport Projects),
Series 2012-B, AMT, 5.00% 2021	2,000	2,400
Transportation Auth., Airport Parking Rev. Ref. Bonds (Baltimore/Washington International Thurgood Marshall Airport Projects),
Series 2012-B, AMT, 5.00% 2023	3,720	4,444
Transportation Auth., Passenger Fac. Charge Rev. Bonds (Baltimore/Washington International Thurgood Marshall Airport),
Series 2012-B, AMT, 4.00% 2019	1,000	1,128
Transportation Auth., Passenger Fac. Charge Rev. Bonds (Baltimore/Washington International Thurgood Marshall Airport),
Series 2012-B, AMT, 4.00% 2020	1,515	1,715
Transportation Auth., Grant and Rev. Anticipation Bonds, Series 2007, 5.00% 2019	2,500	2,879
Transportation Auth., Grant and Rev. Anticipation Bonds, Series 2008, 5.25% 2018	4,000	4,858
Transportation Auth., Grant and Rev. Anticipation Bonds, Series 2008, 5.25% 2020	1,000	1,233
Transportation Auth., Transportation Facs. Projects Rev. Bonds, Series 2007,
Assured Guaranty Municipal insured, 5.00% 2021	3,000	3,515
Transportation Auth., Transportation Facs. Projects Rev. Bonds, Series 2008, 5.00% 2020	1,545	1,849
Transportation Auth., Transportation Facs. Projects Rev. Bonds, Series 2008, 5.00% 2023	3,140	3,725
Transportation Auth., Transportation Facs. Projects Rev. Bonds, Series 2009-A, 5.00% 2020	1,000	1,224
Transportation Auth., Transportation Facs. Projects Rev. Bonds, Series 2009-A, 5.00% 2021	1,000	1,218
Transportation Auth., Transportation Facs. Projects Rev. Ref. Bonds, Series 2012, 4.00% 2026	1,000	1,129
University System, Auxiliary Fac. and Tuition Rev. Ref. Bonds, Series 2005-A, 5.00% 2018	1,480	1,621
University System, Auxiliary Fac. and Tuition Rev. Ref. Bonds, Series 2009-D, 4.00% 2020	2,000	2,310
University System, Auxiliary Fac. and Tuition Rev. Ref. Bonds, Series 2010-C, 4.00% 2021	1,855	2,201
University System, Revolving Loan Program Rev. Ref. Bonds, Series 2003-A, 1.50% 2023 (put 2013)	1,000	1,004
University System, Auxiliary Fac. and Tuition Rev. Ref. Bonds, Series 2005-A, 5.00% 2018 (preref. 2015)	520	572
Water Quality Fncg. Administration, Revolving Loan Fund Rev. Bonds, Series 2008-A, 4.40% 2025	1,750	1,948
Water Quality Fncg. Administration, Revolving Loan Fund Rev. Bonds, Series 2008-A, 5.00% 2021	1,245	1,473
		183,233

CITY & COUNTY ISSUERS — 39.05%
City of Annapolis, Econ. Dev. Rev. Bonds (St. John’s College Fac.), Series 2007-B, 5.00% 2032	2,000	2,112
City of Annapolis, Special Obligation Bonds (Park Place Project), Series 2005-A, 5.35% 2034	1,932	1,953
City of Annapolis, Special Obligation Bonds (Park Place Project), Series 2005-B, 4.75% 2034	1,760	1,776
Anne Arundel County, G.O. Bonds (Consolidated General Improvements), Ref. Series 2006, 5.00% 2017	1,590	1,803
Anne Arundel County, G.O. Bonds (Consolidated General Improvements), Series 2008, 5.00% 2018	1,250	1,509
Anne Arundel County, G.O. Bonds (Consolidated General Improvements), Series 2009, 4.00% 2018	500	579
Anne Arundel County, G.O. Bonds (Consolidated General Improvements), Series 2009, 4.00% 2020	1,490	1,724
Anne Arundel County, G.O. Bonds (Consolidated General Improvements), Series 2012, 5.00% 2021	1,000	1,261
Anne Arundel County, G.O. Bonds (Consolidated Golf Course Project), Series 2005, 5.00% 2018	1,165	1,287
Anne Arundel County, G.O. Bonds (Consolidated Golf Course Project), Series 2005, 5.00% 2021	1,350	1,484
Anne Arundel County, Special Obligation Bonds (National Business Park-North Project), Series 2010, 6.10% 2040	2,250	2,444
Baltimore County, G.O. Bonds, Consolidated Public Improvement Bonds, Series 2011, 5.00% 2028	3,000	3,692
Baltimore County, G.O. Bonds, Metropolitan Dist. Bonds (71st Issue), 4.625% 2028	3,500	3,902
Baltimore County, G.O. Bonds, Metropolitan Dist. Ref. Bonds, Series 2009, 5.00% 2016	1,000	1,155
Baltimore County, Rev. Bonds (Catholic Health Initiatives), Series 2006-A, 4.50% 2033 (preref. 2016)	700	790
Baltimore County, Rev. Bonds (Catholic Health Initiatives), Series 2006-A, 5.00% 2020 (preref. 2016)	1,000	1,146
Baltimore County, Rev. Ref. Bonds (Oak Crest Village, Inc. Fac.), Series 2007-A, 5.00% 2022	2,600	2,760
Baltimore County, Rev. Ref. Bonds (Oak Crest Village, Inc. Fac.), Series 2007-A, 5.00% 2037	2,000	2,068
Mayor and City Council of Baltimore, Convention Center Hotel Rev. Bonds, Series 2006-A, XLCA insured, 5.25% 2018	1,000	1,061
Mayor and City Council of Baltimore, Convention Center Hotel Rev. Bonds, Series 2006-A, XLCA insured, 5.25% 2019	1,000	1,059
Mayor and City Council of Baltimore, Convention Center Hotel Rev. Bonds, Series 2006-A, XLCA insured, 5.25% 2023	1,000	1,040
Mayor and City Council of Baltimore, G.O. Consolidated Public Improvement Bonds, Series 2008-A, 5.00% 2020	2,315	2,767
Mayor and City Council of Baltimore, G.O. Consolidated Public Improvement Bonds, Series 2008-A, 5.00% 2021	1,280	1,525
Mayor and City Council of Baltimore, G.O. Consolidated Public Improvement Bonds, Series 2013-A, 5.00% 2025	945	1,165
Mayor and City Council of Baltimore, G.O. Consolidated Public Improvement Bonds, Series 2013-B, 5.00% 2023	1,000	1,250
Mayor and City Council of Baltimore, Project and Rev. Bonds (Wastewater Projects),
Series 2005-B, National insured, 5.00% 2021 (preref. 2015)	1,030	1,144
Mayor and City Council of Baltimore, Project and Rev. Ref. Bonds (Water Projects),
Series 1994-A, FGIC insured, 5.00% 2024	2,275	2,708
Mayor and City Council of Baltimore, Project and Rev. Ref. Bonds (Water Projects),
Series 2002-A, FGIC-National insured, 5.00% 2021	1,225	1,230
Mayor and City Council of Baltimore, Project Rev. Bonds (Water Projects), Series 2011-A, 5.00% 2041	2,000	2,314
Mayor and City Council of Baltimore, Project Rev. Bonds (Wastewater Projects), Series 2011-A, 5.00% 2029	1,500	1,795
Mayor and City Council of Baltimore, Project Rev. Bonds (Wastewater Projects), Series 2011-A, 5.00% 2036	1,065	1,250
Mayor and City Council of Baltimore, Rev. Ref. Bonds (Wastewater Projects),
Series 1994-A, FGIC-National insured, 6.00% 2015	815	868
Carroll County, G.O. Bonds, Consolidated Public Improvement Bonds of 2008, 5.00% 2021	2,800	3,350
Charles County, G.O. Bonds, County Commissioners of Charles County, Consolidated Public Improvement Bonds of 2009,
Series B, 4.25% 2028	1,000	1,122
City of Frederick, G.O. Bonds and Notes, Public Improvements Bonds, Series 2009-A, 5.00% 2026	1,000	1,181
City of Frederick, G.O. Bonds and Notes, Public Improvements Bonds, Series 2009-A, 5.00% 2027	1,250	1,472
Frederick County, G.O. Public Facs. Bonds of 2008, 5.00% 2021 (preref. 2018)	2,005	2,443
Frederick County, G.O. Public Facs. Bonds of 2008, 5.00% 2024 (preref. 2018)	1,000	1,219
Frederick County, G.O. Public Facs. Ref. Bonds of 2006, 5.25% 2021	1,000	1,291
Frederick County, Special Obligation Bonds (Urbana Community Dev. Auth.), Series 2010-A, 5.00% 2023	1,500	1,709
Frederick County, Special Obligation Bonds (Urbana Community Dev. Auth.), Series 2010-A, 5.00% 2030	3,000	3,326
Frederick County, Special Obligation Bonds (Urbana Community Dev. Auth.), Series 2010-A, 5.00% 2040	3,000	3,301
City of Gaithersburg, Econ. Dev. Rev. Ref. Bonds (Asbury Maryland Obligated Group), Series 2006-A, 5.125% 2026	1,000	1,038
City of Gaithersburg, Econ. Dev. Rev. Ref. Bonds (Asbury Maryland Obligated Group), Series 2006-A, 5.125% 2036	3,420	3,482
City of Gaithersburg, Econ. Dev. Rev. Ref. Bonds (Asbury Maryland Obligated Group), Series 2009-B, 6.00% 2023	1,750	1,986
Harford County, Consolidated Public Improvement Bonds, Series 2005, 5.00% 2020	1,000	1,107
Howard County, G.O. Consolidated Public Improvement Bonds, Series 2009-A, 5.00% 2023	2,970	3,602
Howard County, G.O. Consolidated Public Improvement Project and Ref. Bonds, Series 2011-B, 5.00% 2023	2,000	2,496
City of Hyattsville, Special Obligation Bonds (University Town Center Project), Series 2004, 5.75% 2034	3,650	3,727
Montgomery County Housing Opportunities Commission, Multi-family Housing Dev. Bonds, Series 2004-A, 4.65% 2030	2,670	2,722
Montgomery County Housing Opportunities Commission, Multi-family Housing Dev. Bonds, Series 2007-A, AMT, 4.55% 2027	2,000	2,069
Montgomery County Housing Opportunities Commission, Multi-family Housing Dev. Bonds, Series 2007-A, AMT, 4.625% 2032	765	787
Montgomery County Housing Opportunities Commission, Multi-family Housing Dev. Bonds, Series 2007-A, AMT, 4.70% 2037	1,350	1,382
Montgomery County Housing Opportunities Commission, Single-family Housing Rev. Ref. Bonds, Series 2012-A, 5.00% 2043	1,000	1,117
Montgomery County Housing Opportunities Commission, Single-family Mortgage Rev. Bonds,
Series 2007-D, AMT, 5.50% 2038	355	370
Montgomery County, G.O. Consolidated Public Improvement Bonds, Series 2007-A, 5.00% 2020 (preref. 2017)	1,000	1,184
Montgomery County, G.O. Consolidated Public Improvement Bonds, Series 2008-A, 5.00% 2018	3,000	3,666
Montgomery County, G.O. Consolidated Public Improvement Bonds, Series 2012-A, 5.00% 2021	2,000	2,502
Montgomery County, G.O. Consolidated Public Improvement Ref. Bonds, Series 2009-A, 5.00% 2019	1,000	1,251
Montgomery County, Rev. Bonds (Dept. of Liquor Control), Series 2009-A, 5.00% 2026	3,010	3,529
Montgomery County, Rev. Bonds (Dept. of Liquor Control), Series 2009-A, 5.00% 2027	1,475	1,729
Montgomery County, Rev. Bonds (Dept. of Liquor Control), Series 2009-A, 5.00% 2028	1,515	1,725
Montgomery County, Rev. Ref. Bonds (Trinity Health Credit Group), Series 2011, 5.00% 2040	2,000	2,261
Montgomery County, Special Obligation Bonds (Kingsview Village Center Dev. Dist.), Series 1999, 6.90% 2021	1,695	1,697
Montgomery County, Special Obligation Bonds (West Germantown Dev. Dist.),
Series 2002-A, RADIAN insured, 5.375% 2020	750	756
Montgomery County, Special Obligation Bonds (West Germantown Dev. Dist.),
Series 2004-A, RADIAN insured, 6.70% 2027	1,535	1,555
Northeast Maryland Waste Disposal Auth., Solid Waste Rev. Ref. Bonds (Montgomery County Solid Waste Disposal System),
Series 2003, AMT, AMBAC insured, 5.50% 2016	1,000	1,009
Housing Auth. of Prince George’s County, Mortgage Rev. Bonds (GNMA Collateralized - Windsor Crossing Apartments Project),
Series 2002-A, AMT, 5.00% 2023	1,000	1,021
Prince George’s County, G.O. Consolidated Public Improvement Bonds, Series 2007-A, 5.00% 2021	2,000	2,321
Prince George’s County, G.O. Consolidated Public Improvement Bonds, Series 2011-A, 5.00% 2031	2,355	2,834
Prince George’s County, G.O. Consolidated Public Improvement Ref. Bonds, Series 2007-B, 5.00% 2017	945	1,125
Prince George’s County, Special Obligation Bonds (National Harbor Project), Series 2004, 4.70% 2015	1,450	1,505
Prince George’s County, Special Obligation Bonds (National Harbor Project), Series 2004, 5.20% 2034	3,500	3,581
Prince George’s County, Special Obligation Bonds (Woodview Village Infrastructure Improvements), Series 1997-A, 4.50% 2017	725	790
Prince George’s County, Special Obligation Bonds (Woodview Village Infrastructure Improvements), Series 1997-A, 4.60% 2021	1,660	1,761
Prince George’s County, Special Obligation Bonds (Woodview Village Infrastructure Improvements), Series 1997-A, 4.70% 2026	1,545	1,607
Prince George’s County, Special Obligation Ref. Bonds (Woodview Village Phase II Infrastructure Improvements),
Series 2006, RADIAN insured, 5.00% 2026	1,000	1,066
Prince George’s County, Special Tax Dist. Bonds (Victoria Falls Project), Series 2005, 5.25% 2035	3,632	3,637
City of Salisbury, Special Obligation Bonds (Villages at Aydelotte Farm Project), Series 2007, 5.25% 2037	1,775	673
Washington Suburban Sanitary Dist., Montgomery and Prince George’s Counties, Consolidated Public Improvement Bonds,
Series 2009-A, 4.00% 2019	2,305	2,718
Washington Suburban Sanitary Dist., Montgomery and Prince George’s Counties, G.O. Ref. Bonds of 1997, 5.75% 2017	1,510	1,840
Washington Suburban Sanitary Dist., Montgomery and Prince George’s Counties, G.O. Water Supply Bonds
of 2005, 5.00% 2019 (preref. 2015)	1,000	1,107
		151,370

DISTRICT OF COLUMBIA — 1.21%
Metropolitan Area Transit Auth., Gross Rev. Ref. Transit Bonds, Series 2009-A, 5.25% 2025	2,000	2,351
Metropolitan Area Transit Auth., Gross Rev. Ref. Transit Bonds, Series 2009-A, 5.25% 2028	2,000	2,326
		4,677

GUAM — 2.03%
Government of Guam, Business Privilege Tax Bonds, Series 2011-A, 5.00% 2023	500	591
Government of Guam, Business Privilege Tax Bonds, Series 2011-A, 5.00% 2031	600	677
Government of Guam, Business Privilege Tax Bonds, Series 2012-B-1, 5.00% 2037	500	556
Government of Guam, Business Privilege Tax Bonds, Series 2012-B-1, 5.00% 2042	1,000	1,106
Government of Guam, Hotel Occupancy Tax Rev. Ref. Bonds, Series 2011-A, 6.125% 2031	500	582
Government of Guam, Hotel Occupancy Tax Rev. Ref. Bonds, Series 2011-A, 6.50% 2040	1,500	1,771
Power Auth., Rev. Ref. Bonds, Series 2010-A, 5.50% 2030	810	919
Power Auth., Rev. Ref. Bonds, Series 2010-A, 5.50% 2040	1,000	1,115
Power Auth., Rev. Ref. Bonds, Series 2012-A, 5.00% 2034	500	559
		7,876

PUERTO RICO — 4.51%
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2012-A, 5.25% 2042	1,200	1,185
Electric Power Auth., Power Rev. Ref. Bonds, Series UU, Assured Guaranty Municipal insured, 0.726% 2029[1]	1,500	1,080
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and
Rev. Ref. Bonds (Inter American University of Puerto Rico Project), Series 2012, 5.00% 2019	775	869
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and
Rev. Ref. Bonds (Inter American University of Puerto Rico Project), Series 2012, 5.00% 2022	500	563
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and
Rev. Ref. Bonds (University of the Sacred Heart Project), Series 2012, 4.375% 2031	500	496
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Hospital Rev. and
Rev. Ref. Bonds (Hospital Auxilio Mutuo Obligated Group Project), Series 2011-A, 6.00% 2033	1,750	1,961
Public Fin. Corp., Commonwealth Appropriation Bonds, Series 2001-E, 6.00% 2026 (escrowed to maturity)	45	65
Public Fin. Corp., Commonwealth Appropriation Bonds, Series 2001-E, 6.00% 2026 (escrowed to maturity)	2,455	3,529
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2009-A, 5.00% 2018	1,465	1,650
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2010-A, 0% 2033	1,000	317
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2010-A, 5.375% 2039	2,500	2,654
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2010-C, 5.25% 2041	1,000	1,056
Sales Tax Fncg. Corp., Sales Tax Rev. Ref. Bonds, Series 2007-A, FGIC-National insured, 0% 2040	4,000	883
Sales Tax Fncg. Corp., Sales Tax Rev. Ref. Bonds, Series 2011-C, 5.00% 2040	500	536
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2009-A, 5.00% 2018 (escrowed to maturity)	535	656
		17,500

VIRGIN ISLANDS — 0.99%
Public Fin. Auth., Rev. Bonds (Matching Fund Loan Note - Diageo Project), Series 2009-A, 6.75% 2019	500	591
Public Fin. Auth., Rev. Bonds (Matching Fund Loan Note), Series 2010-A, 5.00% 2029	2,000	2,170
Public Fin. Auth., Rev. Ref. Bonds (Matching Fund Loan Notes), Series 2009-B, 5.00% 2025	1,000	1,082
		3,843

Total bonds & notes (cost: $345,159,000)		368,499

Short-term securities — 3.07%

Econ. Dev. Corp., Rev. Bonds (Chesapeake Bay Foundation, Inc. Fac.), Series 1998, Wells Fargo Bank LOC, 0.10% 2023[1]	1,000	1,000
Montgomery County, Consolidated Public Improvement Bond Anticipation Notes, Series 2006-A, 0.11% 2026[1]	1,105	1,105
Montgomery County, Consolidated Public Improvement Bond Anticipation Notes, Series 2006-B, 0.10% 2026[1]	5,145	5,145
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (University of Maryland Medical System Issue),
Series 2008-D, TD Bank LOC, 0.09% 2041[1]	3,040	3,040
Health and Higher Educational Facs. Auth. Rev. Bonds, Pooled Loan Program Issue, Series 1985-A/B,
JPMorgan Chase LOC, 0.10% 2035[1]	1,600	1,600

Total short-term securities (cost: $11,890,000)		11,890

Total investment securities (cost: $357,049,000)		380,389
Other assets less liabilities		7,280

Net assets		$387,669

1Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

Key to abbreviations

Agcy. = Agency	Econ. = Economic	Preref. = Prerefunded
AMT = Alternative Minimum Tax	Fac. = Facility	Redev. = Redevelopment
Auth. = Authority	Facs. = Facilities	Ref. = Refunding
Certs. of Part. = Certificates of Participation	Fin. = Finance	Rev. = Revenue
Dept. = Department	Fncg. = Financing	TECP = Tax-Exempt Commercial Paper
Dev. = Development	G.O. = General Obligation
Dist. = District	LOC = Letter of Credit

The Tax-Exempt Fund of Virginia®

Investment portfolio

January 31, 2013 unaudited

Bonds & notes — 94.75%	Principal amount (000)	Value (000)

VIRGINIA — 83.26%
STATE ISSUERS — 33.27%
Biotechnology Research Partnership Auth., Lease Rev. Ref. Bonds (Consolidated Laboratories Project),
Series 2009, 5.00% 2021	$2,000	$2,555
College Building Auth., Educational Facs. Rev. Bonds (21st Century College and Equipment Programs),
Series 2009-A, 5.00% 2029	1,000	1,165
College Building Auth., Educational Facs. Rev. Bonds (21st Century College and Equipment Programs),
Series 2012-A, 5.00% 2023	2,000	2,490
College Building Auth., Educational Facs. Rev. Ref. Bonds (21st Century College and Equipment Programs),
Series 2009-E-2, 5.00% 2023	3,000	3,808
College Building Auth., Educational Facs. Rev. Bonds (Liberty University Projects), Series 2010, 5.25% 2029	2,000	2,337
College Building Auth., Educational Facs. Rev. Bonds (Public Higher Education Fncg. Program), Series 2009-A, 5.00% 2016	685	791
College Building Auth., Educational Facs. Rev. Bonds (Public Higher Education Fncg. Program), Series 2009-A, 5.00% 2020	1,000	1,203
College Building Auth., Educational Facs. Rev. Bonds (Public Higher Education Fncg. Program), Series 2009-A, 5.00% 2028	2,500	2,909
College Building Auth., Educational Facs. Rev. Bonds (Public Higher Education Fncg. Program), Series 2012-B, 5.00% 2021	4,000	5,051
College Building Auth., Educational Facs. Rev. Bonds (Public Higher Education Fncg. Program), Series 2012-B, 5.00% 2023	2,000	2,509
College Building Auth., Educational Facs. Rev. Bonds (University of Richmond Project), Series 2012, 4.00% 2042	2,000	2,125
College Building Auth., Educational Facs. Rev. Bonds (Washington and Lee University Project), Series 2001, 5.375% 2021	1,000	1,201
College Building Auth., Educational Facs. Rev. Bonds (Washington and Lee University Project), Series 2001, 5.75% 2034	2,500	3,629
College Building Auth., Educational Facs. Rev. Ref. Bonds (Roanoke College), Series 2007, 5.00% 2023	1,000	1,143
College Building Auth., Educational Facs. Rev. Ref. Bonds (Roanoke College), Series 2007, 5.00% 2033	1,375	1,517
Commonwealth Transportation Board, Federal Transportation Grant Anticipation Rev. Notes, Series 2012-A, 5.00% 2027	6,000	7,317
Commonwealth Transportation Board, Federal Transportation Grant Anticipation Rev. Notes, Series 2012-B, 5.00% 2023	1,545	1,946
Commonwealth Transportation Board, Federal Transportation Grant Anticipation Rev. Notes, Series 2012-B, 5.00% 2024	1,000	1,246
Commonwealth Transportation Board, Transportation Capital Projects Rev. Bonds, Series 2011, 5.00% 2025	6,500	7,916
Commonwealth Transportation Board, Transportation Capital Projects Rev. Bonds, Series 2011, 5.00% 2033	1,295	1,526
Commonwealth Transportation Board, Transportation Rev. Ref. Bonds, Series 2012-A, 5.00% 2021	2,000	2,516
G.O. Bonds, Series 2006-B, 5.00% 2014	2,000	2,127
G.O. Bonds, Series 2008-B, 5.00% 2022	2,000	2,376
Housing Dev. Auth., Commonwealth Mortgage Bonds, Series 2007-A-1, AMT, 4.90% 2020	3,200	3,479
Housing Dev. Auth., Commonwealth Mortgage Bonds, Series 2007-A-5, AMT, 5.20% 2021	2,000	2,184
Housing Dev. Auth., Commonwealth Mortgage Rev. Ref. Bonds, Series 2007-B, AMT, 4.75% 2032	2,000	2,066
Northern Virginia Transportation Dist. Commission, Commuter Rail Rev. Ref. Bonds (Virginia Railway Express Project),
Series 1998, Assured Guaranty Municipal insured, 5.375% 2014	1,000	1,004
Port Auth., Commonwealth Port Fund Rev. Ref. Bonds (2002 Resolution), Series 2005-A, AMT,
Assured Guaranty Municipal insured, 5.25% 2020 (preref. 2015)	1,000	1,111
Port Auth., Commonwealth Port Fund Rev. Ref. Bonds (2002 Resolution), Series 2006, AMT,
Assured Guaranty Municipal insured, 5.50% 2015	2,885	3,212
Port Auth., Port Facs. Rev. Bonds, Series 2006, AMT, FGIC-National insured, 4.75% 2031	1,000	1,006
Port Auth., Port Facs. Rev. Ref. Bonds, Series 2007, AMT, Assured Guaranty Municipal insured, 5.00% 2027	1,000	1,061
Port Auth., Port Facs. Rev. Ref. Bonds, Series 2010, 5.00% 2030	2,970	3,365
Port Auth., Port Facs. Rev. Ref. Bonds, Series 2010, 5.00% 2040	1,000	1,112
Public Building Auth., Public Facs. Rev. Bonds, Series 2005-C, 5.00% 2015	1,000	1,112
Public Building Auth., Public Facs. Rev. Bonds, Series 2009-B, 5.00% 2024	2,000	2,428
Public Building Auth., Public Facs. Rev. Bonds, Series 2009-B, 5.00% 2027	2,000	2,373
Public Building Auth., Public Facs. Rev. Ref. Bonds, Series 2005-A, 5.00% 2017	2,680	2,979
Public School Auth., School Fncg. Bonds (1997 Resolution), Series 2008-B, 5.25% 2021	1,055	1,269
Public School Auth., School Fncg. Bonds (1997 Resolution), Series 2008-B, 5.25% 2023	1,000	1,196
Public School Auth., School Fncg. Bonds (1997 Resolution), Series 2009-B-1, 4.375% 2029	2,000	2,215
Public School Auth., School Fncg. Bonds (1997 Resolution), Series 2005-D, 5.00% 2018	15	17
Public School Auth., School Fncg. Rev. Ref. Bonds (1997 Resolution), Series 2005-A, 5.25% 2017	1,000	1,195
Public School Auth., School Fncg. Rev. Ref. Bonds (1997 Resolution), Series 2005-B, 5.25% 2017	1,000	1,195
Public School Auth., School Fncg. Rev. Ref. Bonds (1997 Resolution), Series 2009-A, 5.00% 2019	1,000	1,234
Public School Auth., School Fncg. Rev. Ref. Bonds (1997 Resolution), Series 2009-C, 5.00% 2018	800	971
Public School Auth., School Fncg. Rev. Ref. Bonds (1997 Resolution), Series 2009-C, 5.00% 2020	1,000	1,229
Public School Auth., School Fncg. Rev. Ref. Bonds (1997 Resolution), Series 2009-C, 5.00% 2022	2,000	2,453
Public School Auth., School Fncg. Rev. Ref. Bonds (1997 Resolution), Series 2012-A, 5.00% 2022	2,000	2,538
Public School Auth., School Fncg. Bonds (1997 Resolution), Series D, 5.00% 2018 (preref. 2015)	1,985	2,212
Public School Auth., Special Obligation Fncg. Bonds (Montgomery County), Series 2011, 5.00% 2022	2,000	2,467
Resources Auth., Clean Water State Revolving Fund Rev. Bonds, Series 2007, 4.75% 2021	2,610	3,022
Resources Auth., Clean Water State Revolving Fund Rev. Bonds, Series 2007, 4.75% 2023	2,500	2,894
Resources Auth., Clean Water State Revolving Fund Rev. Bonds, Series 2008, 5.00% 2028	1,500	1,762
Resources Auth., Clean Water State Revolving Fund Rev. Bonds, Series 2009, 5.00% 2027	1,750	2,093
Resources Auth., Clean Water State Revolving Fund Rev. Bonds, Series 2009, 5.00% 2029	1,500	1,786
Resources Auth., Clean Water State Revolving Fund Rev. Bonds, Series 2009, 5.00% 2030	1,500	1,783
Resources Auth., Infrastructure and State Moral Obligation Rev. Bonds (Pooled Fncg. Program), Series 2011-A, 5.00% 2024	1,450	1,767
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2002-A, 5.25% 2014	50	50
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2008-B, 5.00% 2020	855	1,026
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2008-B, 5.00% 2023	2,170	2,589
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2008-B, 5.00% 2028	1,000	1,152
Resources Auth., State Moral Obligation Rev. Ref. Bonds (Pooled Fncg. Program), Series 2011-B, 5.00% 2027	2,000	2,413
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2003, 5.00% 2020	1,540	1,594
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2006-A, 5.00% 2017	2,105	2,439
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2008-A, 5.00% 2028	1,570	1,808
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2008-B, 5.00% 2027	1,000	1,184
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2008-B, 5.00% 2038	1,000	1,160
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2009-A, 5.00% 2028	1,030	1,246
Resources Auth., Infrastructure Rev. Ref. Bonds (Pooled Fncg. Program), Series 2009-B, 5.00% 2027	1,000	1,212
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2003, 5.00% 2020 (preref. 2013)	40	41
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2003, 5.00% 2020 (preref. 2013)	200	207
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2003, 5.00% 2020 (preref. 2013)	55	57
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2003, 5.00% 2020 (preref. 2013)	165	171
Small Business Fncg. Auth., Hospital Rev. Bonds (Wellmont Health System Project), Series 2007-A, 5.25% 2027	2,050	2,194
Small Business Fncg. Auth., Rev. Bonds (95 Express Lanes LLC Project), Series 2012, AMT, 5.00% 2034	1,000	1,043
Small Business Fncg. Auth., Rev. Bonds (95 Express Lanes LLC Project), Series 2012, AMT, 5.00% 2040	3,000	3,118
Small Business Fncg. Auth., Rev. Bonds (Elizabeth River Crossings Opco, LLC Project), Series 2012, AMT, 5.50% 2042	4,500	4,929
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-backed Bonds, Series 2005, 5.50% 2026 (preref. 2014)	2,685	2,882
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-backed Bonds, Series 2005, 5.625% 2037 (preref. 2015)	2,000	2,227
Rector and Visitors of the University of Virginia, General Rev. Pledge Bonds, Series B, 5.00% 2016	160	162
Rector and Visitors of the University of Virginia, General Rev. Ref. Pledge Bonds, Series 2008, 5.00% 2040	3,000	3,463
Rector and Visitors of the University of Virginia, General Rev. Ref. Pledge Bonds, Series 2011, 5.00% 2030	1,000	1,216
Rector and Visitors of the University of Virginia, General Rev. Ref. Pledge Bonds, Series 2011, 5.00% 2031	1,000	1,211
Rector and Visitors of the University of Virginia, General Rev. Pledge Bonds, Series B, 5.00% 2016 (preref. 2013)	840	853
Rector and Visitors of the University of Virginia, General Rev. Pledge Bonds, Series B, 5.00% 2017 (preref. 2013)	1,240	1,260
Upper Occoquan Sewage Auth., Regional Sewerage System Rev. Bonds, Series 2007-B, 4.75% 2034	1,000	1,124
Upper Occoquan Sewage Auth., Regional Sewerage System Rev. Bonds, Series A,
Assured Guaranty Municipal insured, 5.15% 2020	1,000	1,213
Upper Occoquan Sewage Auth., Regional Sewerage System Rev. Ref. Bonds, Series 2005,
Assured Guaranty Municipal insured, 5.00% 2023	2,000	2,211
Virginia Commonwealth University Health System Auth., General Rev. Bonds, Series 2011, 5.00% 2030	1,200	1,380
Western Virginia Regional Jail Auth., Regional Jail Fac. Rev. Bonds, Series 2007, National insured, 4.75% 2024	2,200	2,509
		176,537

CITY & COUNTY ISSUERS — 49.99%
Econ. Dev. Auth. of Albemarle County, Public Fac. Rev. and Ref. Bonds (Albemarle County Project), Series 2011, 5.00% 2022	2,955	3,631
Industrial Dev. Auth. of Albemarle County, Residential Care Fac. Mortgage Rev. Ref. Bonds (Westminster-Canterbury
of the Blue Ridge), Series 2005, 5.25% 2032	2,000	2,032
Industrial Dev. Auth. of Albemarle County, Residential Care Fac. Mortgage Rev. Ref. Bonds (Westminster-Canterbury
of the Blue Ridge), Series 2007, 5.00% 2031	1,000	1,024
Industrial Dev. Auth. of Albemarle County, Residential Care Fac. Mortgage Rev. Ref. Bonds (Westminster-Canterbury
of the Blue Ridge), Series 2012, 5.00% 2042	1,000	1,001
Arlington County, G.O. Public Improvement Bonds, Series 2008, 5.00% 2024 (preref. 2017)	1,500	1,756
Arlington County, G.O. Public Improvement Bonds, Series 2008, 5.00% 2025 (preref. 2017)	2,000	2,341
Arlington County, G.O. Ref. Bonds, 5.00% 2018 (preref. 2016)	1,765	2,037
Arlington County, G.O. Ref. Bonds, 5.00% 2018	2,660	3,047
Industrial Dev. Auth. of Arlington County, Hospital Rev. Ref. Bonds (Virginia Hospital Center Arlington Health System),
Series 2010, 4.25% 2024	415	448
Industrial Dev. Auth. of Arlington County, Hospital Rev. Ref. Bonds (Virginia Hospital Center Arlington Health System),
Series 2010, 5.00% 2031	6,355	6,992
Industrial Dev. Auth. of the County of Charles City, Solid Waste Disposal Rev. Bonds (Waste Management, Inc.),
Series 2002, AMT, 1.875% 2027 (put 2015)	1,000	1,015
Industrial Dev. Auth. of King George County, Solid Waste Disposal Rev. Bonds (King George Landfill, Inc. Project),
Series 2003-A, AMT, 3.50% 2023 (put 2013)	1,825	1,837
Industrial Dev. Auth. of Charlotte County, Hospital Rev. Bonds (Halifax Regional Hospital, Inc.), Series 2007, 5.00% 2027	1,000	1,058
City of Chesapeake, Chesapeake Transportation System Toll Road Rev. Ref. Bonds, Series 2012-A, 5.00% 2047	2,525	2,699
City of Chesapeake, G.O. School Ref. Bonds, Series 2003, 5.00% 2013	1,500	1,524
City of Chesapeake, G.O. Water and Sewer Ref. Bonds, Series 2010-D, 5.00% 2025	1,000	1,208
County of Chesterfield, G.O. Public Improvement Bonds, Series 2008, 5.00% 2026	2,000	2,325
County of Chesterfield, Water and Sewer Rev. Bonds, Series 2009, 4.00% 2021	2,000	2,267
County of Chesterfield, Water and Sewer Rev. Bonds, Series 2009, 4.00% 2023	1,000	1,112
Econ. Dev. Auth. of County of Chesterfield, Rev. Bonds (Bon Secours Health System, Inc.),
Series 2008-C, Assured Guaranty insured, 5.00% 2042	3,500	3,872
Industrial Dev. Auth. of County of Hanover, Hospital Rev. Bonds (Memorial Regional Medical Center Project
at Hanover Medical Park), Series 1995, National insured, 6.375% 2018	1,190	1,324
Econ. Dev. Auth. of Henrico County, Rev. Ref. Bonds (Bon Secours Health System, Inc.), Series 2008-B-2,
Assured Guaranty insured, 5.25% 2042	2,000	2,247
City of Fairfax Econ. Dev. Auth., Public Fac. Lease Rev. Bonds (City of Fairfax Public Improvement Projects),
Series 2005, 5.00% 2024 (preref. 2015)	3,000	3,267
City of Fairfax, G.O. School Bonds, Series 2004, 5.00% 2027 (preref. 2015)	1,640	1,788
Fairfax County Econ. Dev. Auth., Fairfax County Facs. Rev. Bonds (School Board Central Administration Building
Project Phase I), Series 2005-A, 5.00% 2028	2,615	2,830
Fairfax County Econ. Dev. Auth., Lease Rev. Bonds (Joint Public Uses Complex Project), Series 2006, 5.00% 2024	3,795	4,233
Fairfax County Econ. Dev. Auth., Residential Care Fac. Rev. Bonds (Vinson Hall, LLC), Series 2013-A, 5.00% 2042	500	505
Fairfax County Econ. Dev. Auth., Residential Care Fac. Rev. Bonds (Vinson Hall, LLC), Series 2013-A, 5.00% 2047	1,150	1,156
Fairfax County Econ. Dev. Auth., Residential Care Facs. Mortgage Rev. Bonds (Goodwin House Incorporated),
Series 2007, 5.125% 2037	3,000	3,123
Fairfax County Econ. Dev. Auth., Retirement Community Rev. Ref. Bonds (Greenspring Village, Inc. Fac.),
Series 2006-A, 4.75% 2026	2,500	2,611
Fairfax County Econ. Dev. Auth., Retirement Community Rev. Ref. Bonds (Greenspring Village, Inc. Fac.),
Series 2006-A, 4.875% 2036	2,500	2,597
Fairfax County Econ. Dev. Auth., Transportation Dist. Improvement Rev. Bonds (Silver Line Phase I Project),
Series 2011, 5.00% 2024	1,500	1,778
Fairfax County Econ. Dev. Auth., Transportation Dist. Improvement Rev. Bonds (Silver Line Phase I Project),
Series 2011, 5.00% 2036	1,250	1,418
Fairfax County Econ. Dev. Auth., Transportation Dist. Improvement Rev. Bonds (Silver Line Phase I Project),
Series 2012, 5.00% 2021	1,300	1,581
Fairfax County Econ. Dev. Auth., Transportation Dist. Improvement Rev. Bonds (Silver Line Phase I Project),
Series 2012, 5.00% 2037	2,000	2,253
Fairfax County Industrial Dev. Auth., Health Care Rev. Bonds (Inova Health System Project), Series 2012-A, 4.00% 2042	1,000	1,021
Fairfax County Industrial Dev. Auth., Health Care Rev. Bonds (Inova Health System Project), Series 2012-A, 5.00% 2035	1,000	1,153
Fairfax County Industrial Dev. Auth., Health Care Rev. Bonds (Inova Health System Project), Series 2012-A, 5.00% 2040	1,000	1,139
Fairfax County Industrial Dev. Auth., Health Care Rev. Ref. Bonds (Inova Health System Project), Series 2009-A, 5.25% 2026	1,000	1,175
Fairfax County Industrial Dev. Auth., Health Care Rev. Ref. Bonds (Inova Health System Project), Series 2009-A, 5.50% 2035	3,000	3,461
Fairfax County Industrial Dev. Auth., Health Care Rev. Ref. Bonds (Inova Health System Project), Series 2009-C, 5.00% 2025	1,500	1,718
Fairfax County Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Inova Health System Hospitals Project),
Series 1993-A, 5.25% 2019	2,500	2,890
Fairfax County Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Inova Health System Hospitals Project),
Series 1993-A, Assured Guaranty Municipal insured, 5.25% 2019	1,000	1,148
Fairfax County Public Improvement Bonds, Series 2013-A, 5.00% 2023	2,000	2,505
Fairfax County Redev. and Housing Auth., Multi-family Housing Rev. Bonds (Cedar Ridge Project),
Series 2007, AMT, 4.75% 2038	3,775	3,895
Fairfax County Sewer Rev. Bonds, Series 2012, 5.00% 2021	2,055	2,620
Fairfax County Sewer Rev. Bonds, Series 2012, 5.00% 2022	2,160	2,719
Fairfax County Water Auth., Water Rev. Ref. Bonds, Series 1997, 5.00% 2021	1,000	1,220
Fairfax County Water Auth., Water Rev. Ref. Bonds, Series 2005-B, 5.25% 2019	1,000	1,250
Fairfax County Water Auth., Water Rev. Ref. Bonds, Series 2005-B, 5.25% 2026	1,500	2,030
Fairfax County Water Auth., Water Rev. Ref. Bonds, Series 2007, 5.00% 2017	1,000	1,179
Fairfax County Water Auth., Water Rev. Ref. Bonds, Series 2012, 5.00% 2027	1,000	1,240
Fairfax County Water Auth., Water Rev. Ref. Bonds, Series 2012, 5.00% 2028	1,000	1,235
Econ. Dev. Auth. of the City of Fredericksburg, Hospital Facs. Rev. Ref. Bonds (MediCorp Health System Obligated Group),
Series 2007, 5.00% 2015	1,500	1,625
Econ. Dev. Auth. of the City of Fredericksburg, Hospital Facs. Rev. Ref. Bonds (MediCorp Health System Obligated Group),
Series 2007, 5.25% 2021	2,000	2,381
Econ. Dev. Auth. of Stafford County, Hospital Facs. Rev. Bonds (MediCorp Health System Obligated Group),
Series 2006, 5.25% 2025	1,000	1,063
H2O Community Dev. Auth., Special Assessment Bonds, Series 2007, 5.20% 2037	3,366	2,032
City of Hampton, G.O. Public Improvement and Ref. Bonds, Series 2010-A, 5.00% 2020	1,595	1,936
Hampton Roads Sanitation Dist., Wastewater Rev. Bonds, Series 2012-A, 5.00% 2020	515	638
Hampton Roads Sanitation Dist., Wastewater Rev. Bonds, Series 2012-A, 5.00% 2039	4,000	4,610
Hampton Roads Sanitation Dist., Wastewater Rev. Ref. Bonds, Series 2008, 5.00% 2025	1,000	1,170
Hampton Roads Sanitation Dist., Wastewater Rev. Ref. Bonds, Series 2008, 5.00% 2033	2,000	2,273
Hampton Roads Sanitation Dist., Wastewater Rev. Ref. Bonds, Series 2008, 5.00% 2038	1,000	1,136
Econ Dev. Auth. of Hanover County, Residential Care Fac. Rev. Ref. Bonds (Covenant Woods), Series 2012-A, 4.00% 2022	1,145	1,128
Econ Dev. Auth. of Hanover County, Residential Care Fac. Rev. Ref. Bonds (Covenant Woods), Series 2012-A, 5.00% 2047	985	986
Industrial Dev. Auth. of the City of Harrisonburg, Hospital Facs. Rev. Bonds (Rockingham Memorial Hospital),
Series 2006, AMBAC insured, 4.00% 2018	1,170	1,276
County of Henrico, G.O. Public Improvement Bonds, Series 2008-A, 5.00% 2018	500	616
County of Henrico, G.O. Public Improvement Ref. Bonds, Series 2010, 5.00% 2025	1,630	1,974
County of Henrico, G.O. Public Improvement Bonds, Series 2008-A, 5.00% 2021 (preref. 2018)	500	620
Econ. Dev. Auth. of Henrico County, Residential Care Fac. Mortgage Rev. Ref. Bonds (Westminster Canterbury of Richmond),
Series 2006, 5.00% 2027	1,000	1,026
Econ. Dev. Auth. of Henrico County, Residential Care Fac. Mortgage Rev. Ref. Bonds (Westminster Canterbury of Richmond),
Series 2006, 5.00% 2035	1,850	1,898
Econ. Dev. Auth. of Henrico County, Residential Care Fac. Rev. Ref. Bonds (United Methodist Homes), 5.00% 2021	1,000	1,113
Econ. Dev. Auth. of Henrico County, Residential Care Fac. Rev. Ref. Bonds (United Methodist Homes), 5.00% 2023	860	943
Henrico County, Water and Sewer System Rev. Bonds, Series 2006-A, 5.00% 2025	2,945	3,325
Henrico County, Water and Sewer System Rev. Ref. Bonds, Series 2009, 5.00% 2024	1,000	1,200
Industrial Dev. Auth. of the County of Henrico, Solid Waste Disposal Rev. Bonds (Browning-Ferris Industries of
South Atlantic, Inc. Project), Series 1996-A, AMT, 5.45% 2014	2,925	3,035
Heritage Hunt Commercial Community Dev. Auth. (Prince William County), Special Assessment Bonds,
Series 1999-B, 7.00% 2029	321	322
Econ. Dev. Auth. of James City County, Lease Rev. Bonds (Public Fac. Projects), Series 2006,
Assured Guaranty Municipal insured, 5.00% 2021	1,000	1,164
Econ. Dev. Auth. of James City County, Residential Care Fac. First Mortgage Rev. and Ref. Bonds (Williamsburg Landing, Inc.),
Series 2005, 5.35% 2026	2,250	2,286
Econ. Dev. Auth. of James City County, Residential Care Fac. First Mortgage Rev. and Ref. Bonds (Williamsburg Landing, Inc.),
Series 2005, 5.50% 2034	750	758
Community Dev. Auth. of Loudoun County, Special Assessment Bonds (Dulles Town Center Project), Series 2012, 4.25% 2026	1,000	994
Industrial Dev. Auth. of Loudoun County, Residential Care Fac. Rev. Ref. Bonds (Falcons Landing Project),
Series 2004-A, 6.00% 2024	2,000	2,061
Loudoun County Sanitation Auth., Water and Sewer System Rev. Bonds, Series 2007, 5.00% 2021	500	568
Loudoun County, G.O. Public Improvement Bonds, Series 2009-A, 5.00% 2020	3,000	3,695
Loudoun County, G.O. Ref. Bonds, Series 2010-A, 5.00% 2025	1,000	1,236
Industrial Dev. Auth. of the Town of Louisa, Solid Waste and Sewage Disposal Rev. Bonds (Virginia Electric and
Power Co. Project), Series 2000-A, AMT, 2.50% 2030 (put 2014)	3,000	3,061
Industrial Dev. Auth. of Wise County, Solid Waste and Sewage Disposal Rev. Bonds (Virginia Electric and Power Co. Project),
Series 2010-A, 2.375% 2040 (put 2015)	3,000	3,102
Econ. Dev. Auth. of York County, Pollution Control Rev. Ref. Bonds (Virginia Electric and Power Co. Project),
Series 2009-A, 4.05% 2033 (put 2014)	3,400	3,522
Industrial Dev. Auth. of the City of Lynchburg, Residential Care Fac. Mortgage Rev. Ref. Bonds (Westminster-Canterbury
of Lynchburg), Series 2007, 5.00% 2031	500	514
City of Manassas Park, G.O. and Ref. Bonds, Series 2008, Assured Guaranty Municipal insured, 5.00% 2025	1,000	1,159
Econ. Dev. Auth. of Montgomery County, Rev. Ref. Bonds (Virginia Tech Foundation), Series 2010-A, 5.00% 2035	1,750	1,998
Econ. Dev. Auth. of Montgomery County, Rev. Ref. Bonds (Virginia Tech Foundation), Series 2011-A, 5.00% 2027	2,000	2,404
Econ. Dev. Auth. of Montgomery County, Rev. Ref. Bonds (Virginia Tech Foundation), Series 2011-A, 5.00% 2030	2,000	2,391
Industrial Dev. Auth. of Montgomery County, Public Facs. Lease Rev. Bonds (Public Projects), Series 2008, 5.00% 2020	1,755	2,049
Industrial Dev. Auth. of Montgomery County, Public Facs. Lease Rev. Bonds (Public Projects), Series 2008, 5.00% 2029	1,155	1,277
Mosaic Dist. Community Dev. Auth. (Fairfax County), Rev. Bonds, Series 2011-A, 6.875% 2036	3,000	3,485
New Port Community Dev. Auth., Special Assessment Bonds, Series 2006, 5.50% 2026	2,290	1,463
New Port Community Dev. Auth., Special Assessment Bonds, Series 2006, 5.60% 2036	2,000	1,198
City of Newport News, G.O. Water Bonds, Series 2008-B, 5.00% 2023	2,000	2,335
Econ. Dev. Auth. of the City of Newport News, Econ. Dev. Rev. Bonds, Series 2006, 5.00% 2024 (preref. 2016)	1,085	1,248
City of Norfolk, Water Rev. Bonds, Series 2008, 5.00% 2027	2,120	2,509
Econ. Dev. Auth. of the City of Norfolk, Health Care Facs. Rev. Ref. Bonds (Sentara Healthcare), Series 2012-B, 5.00% 2043	3,500	3,988
Small Business Fncg. Auth., Health Care Facs. Rev. Ref. Bonds (Sentara Healthcare), Series 2010, 5.00% 2040	7,500	8,308
Peninsula Town Center Community Dev. Auth., Special Obligation Bonds, Series 2007, 6.35% 2028	1,000	1,075
Peninsula Town Center Community Dev. Auth., Special Obligation Bonds, Series 2007, 6.45% 2037	2,000	2,142
Pittsylvania County, G.O. School Bonds, Series 2008-B, 5.00% 2017	1,000	1,157
Econ. Dev. Auth. of the County of Powhatan, Lease Rev. Ref. Bonds (Virginia Capital Projects),
Series 2007, AMBAC insured, 5.00% 2020	1,110	1,249
County of Prince William, G.O. Public Improvement Ref. Bonds, Series 2012-A, 5.00% 2024	1,000	1,312
County of Prince William, Industrial Dev. Auth., Hospital Fac. Rev. Bonds (Potomac Hospital Corp. of Prince William),
Series 2003, 5.00% 2013 (escrowed to maturity)	1,000	1,031
Industrial Dev. Auth. of the County of Prince William, Student Housing Rev. Bonds (George Mason University Foundation
Prince William Housing LLC Project), Series 2011-A, 5.125% 2041	3,400	3,829
Prince William County Service Auth., Water and Sewer System Rev. Ref. Bonds, Series 2003, 5.00% 2019	1,635	1,699
Prince William County, Gateway Community Dev. Auth., Special Assessment Ref. Bonds, Series 2012, 5.00% 2030	1,500	1,572
Reynolds Crossing Community Dev. Auth. (Henrico County), Special Assessment Rev. Bonds (Reynolds Crossing Project),
Series 2007, 5.10% 2021	1,872	1,908
City of Richmond, G.O. Public Improvement Bonds, Series 2009-A, 5.00% 2029	1,000	1,184
City of Richmond, Public Utility Rev. Ref. Bonds, Series 2007-A, Assured Guaranty Municipal insured, 4.50% 2022	500	558
City of Richmond, Public Utility Rev. Ref. Bonds, Series 2007-A, Assured Guaranty Municipal insured, 4.50% 2026	1,000	1,103
City of Richmond, Public Utility Rev. Ref. Bonds, Series 2009-A, 5.00% 2027	1,000	1,186
City of Richmond, Public Utility Rev. Ref. Bonds, Series 2009-A, 5.00% 2035	1,800	2,034
Richmond Metropolitan Auth., Expressway Rev. Ref. Bonds, Series 2002, FGIC-National insured, 5.25% 2017	1,120	1,297
Riverside Regional Jail Auth., Jail Fac. Rev. Ref. Bonds, Series 2003, National insured, 5.00% 2015	1,000	1,029
Econ. Dev. Auth. of the County of Roanoke, Lease Rev. Bonds (Public Fac. Projects), Series 2008,
Assured Guaranty insured, 5.00% 2023	1,460	1,725
Econ. Dev. Auth. of the County of Roanoke, Lease Rev. Bonds (Public Fac. Projects), Series 2008,
Assured Guaranty insured, 5.00% 2032	1,500	1,696
Industrial Dev. Auth. of the City of Roanoke, Hospital Rev. Ref. Bonds (Carilion Health System Obligated Group),
Assured Guaranty Municipal insured, 5.00% 2020	985	1,190
Industrial Dev. Auth. of the City of Roanoke, Hospital Rev. Ref. Bonds (Carilion Health System Obligated Group),
Assured Guaranty Municipal insured, 5.00% 2038	985	1,087
Industrial Dev. Auth. of the City of Roanoke, Hospital Rev. Ref. Bonds (Carilion Health System Obligated Group),
Assured Guaranty Municipal insured, 5.00% 2020 (escrowed to maturity)	15	19
Industrial Dev. Auth. of the City of Roanoke, Hospital Rev. Ref. Bonds (Carilion Health System Obligated Group),
Assured Guaranty Municipal insured, 5.00% 2038 (preref. 2020)	15	19
Southeastern Public Service Auth., Rev. Ref. Bonds, AMBAC insured, 5.00% 2015 (escrowed to maturity)	3,065	3,320
Southeastern Public Service Auth., Rev. Ref. Bonds, AMBAC insured, 5.00% 2015 (escrowed to maturity)	1,760	1,902
City of Suffolk, G.O. Public Improvement and Ref. Bonds, Series 2007, National insured, 4.50% 2028	1,000	1,078
City of Virginia Beach Dev. Auth., Hospital Rev. Ref. Bonds (Virginia Beach General Hospital Project),
Series 1993, AMBAC insured, 5.125% 2018	2,200	2,582
City of Virginia Beach Dev. Auth., Public Fac. Rev. Bonds, Series 2007-A, 5.00% 2018	2,000	2,345
City of Virginia Beach Dev. Auth., Public Fac. Rev. Bonds, Series 2007-A, 5.00% 2020	1,000	1,152
City of Virginia Beach, G.O. Public Improvement Ref. Bonds, Series 2004-B, 5.00% 2016	1,350	1,544
City of Virginia Beach, G.O. Public Improvement Ref. Bonds, Series 2004-B, 5.00% 2017	1,000	1,159
Industrial Dev. Auth. of Washington County, Hospital Rev. Ref. Bonds (Mountain States Health Alliance),
Series 2009-C, 7.75% 2038	2,000	2,491
Watkins Centre Community Dev. Auth., Rev. Bonds, Series 2007, 5.40% 2020	1,225	1,204
Westmoreland County Industrial Dev. Auth., Lease Rev. Bonds (Northumberland County School Project),
Series 2006, National insured, 5.00% 2022	1,215	1,366
Westmoreland County Industrial Dev. Auth., Lease Rev. Bonds (Northumberland County School Project),
Series 2006, National insured, 5.00% 2023	1,275	1,433
Industrial Dev. Auth. of the City of Winchester, Hospital Rev. Bonds (Valley Health System Obligated Group),
Series 2009-E, 5.625% 2044	1,300	1,471
Industrial Dev. Auth. of the City of Winchester, Hospital Rev. Ref. Bonds (Valley Health System Obligated Group),
Series 2007, 5.00% 2026	1,250	1,359
Industrial Dev. Auth. of the City of Winchester, Residential Care Fac. Rev. Bonds (Westminster-Canterbury of Winchester, Inc.),
Series 2005-A, 4.875% 2019	1,005	1,044
Industrial Dev. Auth. of the City of Winchester, Residential Care Fac. Rev. Bonds (Westminster-Canterbury of Winchester, Inc.),
Series 2005-A, 5.20% 2027	1,000	1,026
Industrial Dev. Auth. of the City of Winchester, Residential Care Fac. Rev. Bonds (Westminster-Canterbury of Winchester, Inc.),
Series 2005-A, 5.30% 2035	1,000	1,021
		265,232

DISTRICT OF COLUMBIA — 5.77%
Dulles Toll Road, Rev. Bonds (Dulles Metrorail and Capital Improvement Projects), Capital Appreciation Bonds,
Series 2010-A, 0% 2037	4,000	1,077
Dulles Toll Road, Rev. Bonds (Dulles Metrorail and Capital Improvement Projects), Convertible Capital Appreciation Bonds,
Series 2010-B, 0%/6.50% 2044[1]	2,000	1,771
Dulles Toll Road, Rev. Bonds (Dulles Metrorail and Capital Improvement Projects), Current Interest Bonds,
Series 2009-A, 5.00% 2039	4,000	4,410
Dulles Toll Road, Rev. Bonds (Dulles Metrorail and Capital Improvement Projects), Current Interest Bonds,
Series 2009-A, 5.25% 2044	3,000	3,331
Metropolitan Area Transit Auth., Gross Rev. Ref. Transit Bonds, Series 2009-A, 5.25% 2025	2,000	2,351
Metropolitan Area Transit Auth., Gross Rev. Ref. Transit Bonds, Series 2009-A, 5.25% 2028	1,000	1,163
Metropolitan Washington Airports Auth., Airport System Rev. Bonds, Series 2007-B, AMT, AMBAC insured, 5.00% 2020	1,000	1,134
Metropolitan Washington Airports Auth., Airport System Rev. Bonds, Series 2008-A, AMT, 5.375% 2028	1,825	2,057
Metropolitan Washington Airports Auth., Airport System Rev. Ref. Bonds, Series 2003-A,
AMT, FGIC-National insured, 5.125% 2029	2,000	2,045
Metropolitan Washington Airports Auth., Airport System Rev. Ref. Bonds, Series 2004-D, AMT, National insured, 5.00% 2019	1,000	1,073
Metropolitan Washington Airports Auth., Airport System Rev. Ref. Bonds, Series 2005-A, AMT, National insured, 5.25% 2017	1,000	1,105
Metropolitan Washington Airports Auth., Airport System Rev. Ref. Bonds, Series 2006-A,
AMT, Assured Guaranty Municipal insured, 5.00% 2032	1,000	1,070
Metropolitan Washington Airports Auth., Airport System Rev. Ref. Bonds, Series 2006-C, FGIC-National insured, 5.00% 2023	1,965	2,249
Metropolitan Washington Airports Auth., Airport System Rev. Ref. Bonds, Series 2010-B, AMT, 5.00% 2025	1,000	1,149
Metropolitan Washington Airports Auth., Airport System Rev. Ref. Bonds, Series 2011-C, AMT, 5.00% 2026	3,000	3,489
Metropolitan Washington Airports Auth., Airport System Rev. Ref. Bonds, Series 2012-A, AMT, 5.00% 2031	1,000	1,147
		30,621

GUAM — 1.61%
Government of Guam, Business Privilege Tax Bonds, Series 2011-A, 5.00% 2023	1,500	1,772
Government of Guam, Business Privilege Tax Bonds, Series 2011-A, 5.00% 2031	1,600	1,804
Government of Guam, Hotel Occupancy Tax Rev. Ref. Bonds, Series 2011-A, 6.125% 2031	500	582
Government of Guam, Hotel Occupancy Tax Rev. Ref. Bonds, Series 2011-A, 6.50% 2040	1,500	1,771
Power Auth., Rev. Ref. Bonds, Series 2010-A, 5.50% 2030	815	925
Power Auth., Rev. Ref. Bonds, Series 2012-A, 5.00% 2034	500	559
Power Auth., Rev. Ref. Bonds, Series 2012-A, Assured Guaranty Municipal insured, 5.00% 2030	1,000	1,130
		8,543

PUERTO RICO — 3.34%
Aqueduct and Sewer Auth., Rev. Bonds, Series A, Assured Guaranty insured, 5.00% 2028	2,000	2,054
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2012-A, 5.25% 2042	500	494
Electric Power Auth., Power Rev. Ref. Bonds (Forward Delivery), Series QQ, XLCA insured, 5.50% 2015	1,000	1,063
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and
Rev. Ref. Bonds (Inter American University of Puerto Rico Project), Series 2012, 5.00% 2019	775	869
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and
Rev. Ref. Bonds (Inter American University of Puerto Rico Project), Series 2012, 5.00% 2022	500	563
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and
Rev. Ref. Bonds (University of the Sacred Heart Project), Series 2012, 4.375% 2031	500	497
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and
Rev. Ref. Bonds (University of the Sacred Heart Project), Series 2012, 5.00% 2042	250	254
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Hospital Rev. and Rev. Ref. Bonds
(Hospital Auxilio Mutuo Obligated Group Project), Series 2011-A, 6.00% 2033	2,000	2,242
Public Fin. Corp., Commonwealth Appropriation Bonds, Series 2001-E, 6.00% 2026 (escrowed to maturity)	1,385	1,991
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2010-A, 5.375% 2039	1,500	1,592
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2010-A, 5.50% 2042	2,215	2,365
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2010-C, 5.25% 2041	1,500	1,584
Sales Tax Fncg. Corp., Sales Tax Rev. Ref. Bonds, Series 2011-C, 5.00% 2040	2,000	2,144
		17,712

VIRGIN ISLANDS — 0.77%
Public Fin. Auth., Rev. Bonds (Matching Fund Loan Note - Diageo Project), Series 2009-A, 6.75% 2019	500	591
Public Fin. Auth., Rev. Bonds (Matching Fund Loan Notes), Series 2004-A, 5.25% 2017	750	793
Public Fin. Auth., Rev. Bonds (Matching Fund Loan Notes), Series 2004-A, 5.25% 2018	500	528
Public Fin. Auth., Rev. Bonds (Matching Fund Loan Notes), Series 2009-A-1, 5.00% 2029	1,500	1,613
Public Fin. Auth., Rev. Ref. Bonds (Matching Fund Loan Notes), Series 2009-B, 5.00% 2025	500	541
		4,066

Total bonds & notes (cost: $468,170,000)		502,711

Short-term securities — 4.16%

Econ. Dev. Auth. of Albemarle County, Hospital Rev. Bonds (Martha Jefferson Hospital), Series 2008-B, 0.09% 2048[2]	4,515	4,515
Industrial Dev. Auth. of Montgomery County, Rev. Ref. Bonds (Virginia Tech Foundation),
Series 2005-A, Bank of America LOC, 0.10% 2035[2]	1,165	1,165
College Building Auth., Educational Facs. Rev. Bonds (University of Richmond Project), Series 2006, 0.11% 2036[2]	800	800
College Building Auth., Educational Facs. Rev. Bonds (21st Century College and Equipment Programs),
Series 2006-B, 0.11% 2026[2]	1,925	1,925
College Building Auth., Educational Facs. Rev. Bonds (21st Century College and Equipment Programs),
Series 2006-C, 0.11% 2026[2]	10,325	10,325
Virginia Small Business Fncg. Auth., Demand Rev. Ref. Bonds (Virginia State University Real Estate Foundation),
Series 2008, Bank of America LOC, 0.15% 2030[2]	2,135	2,135
Industrial Dev. Auth. of Fairfax County, Health Care Rev. Bonds (Inova Health System Project), Series 2005-C-1, 0.12% 2026[2]	1,200	1,200

Total short-term securities (cost: $22,065,000)		22,065

Total investment securities (cost: $490,235,000)		524,776
Other assets less liabilities		5,799

Net assets		$530,575

unaudited

1Step bond; coupon rate will increase at a later date.

2Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

Key to abbreviations

Agcy. = Agency	Dev. = Development	Fin. = Finance	Redev. = Redevelopment
AMT = Alternative Minimum Tax	Dist. = District	Fncg. = Financing	Ref. = Refunding
Auth. = Authority	Econ. = Economic	G.O. = General Obligation	Rev. = Revenue
Certs. of Part. = Certificates of Participation	Fac. = Facility	LOC = Letter of Credit	TECP = Tax-Exempt Commercial Paper
Dept. = Department	Facs. = Facilities	Preref. = Prerefunded

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the Fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-4225 or visit the American Funds website at americanfunds.com.

MFGEFPX-970-0313O-S32907

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)	There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE AmERICAN FUNDS TAX-EXEMPT SERIES I

By /s/ Brenda S. Ellerin
Brenda S. Ellerin, President and Principal Executive Officer

Date: March 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Brenda S. Ellerin
Brenda S. Ellerin, President and Principal Executive Officer

Date: March 28, 2013

By /s/ Brian D. Bullard
Brian D. Bullard, Treasurer and Principal Financial Officer

Date: March 28, 2013